1933 Act File No. 33-36729
                                   1940 Act File No. 811-6165

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.      ..............

   Post-Effective Amendment No.  21  .............       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  20  ............................       X

                     MUNICIPAL SECURITIES INCOME TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 -
 X  on October 31, 1996, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on            ; or
 -                                            -----------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, DC  20037


                           CROSS-REFERENCE SHEET

     This amendment to the Registration Statement of Municipal Securities Income Trust, which is comprised of five portfolios: (1) Federated Pennsylvania Municipal Income Fund (Class A Shares), (2) Federated Ohio Municipal Income Fund (Class F Shares), (3) Federated Michigan Intermediate Municipal Trust, (4) Federated California Municipal Income Fund (Class F Shares), and (5) Federated New York Municipal Income Fund (Class F Shares), is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-5) Cover Page.
Item 2.   Synopsis.................(1-5) Summary of Fund Expenses;
                                   (1-5) Financial Highlights.
Item 3.   Condensed Financial
           Information.............(1-5) Performance Information.
Item 4.   General Description of
           Information ............(1-5) General Information; (1,3)
                                   Investment Information; (1-5) Investment
                                   Objective, (1-5) Investment Policies,
                                   (1-5) Investment Limitations; (1-5)
                                   Investment Risks; (1-5) Non-
                                   Diversification; (1) Federated
                                   Pennsylvania Municipal Securities; (2)
                                   Federated Ohio Municipal Securities; (3)
                                   Federated Michigan Municipal Securities;
                                   (4) Federated California Municipal
                                   Securities; (5) Federated New York
                                   Municipal Securities.
Item 5.   Management of the Fund...(1-5) Municipal Securities Income Trust
                                   Information; (1-5) Management of
                                   Municipal Securities Income Trust; (1)
                                   Distribution of Class A Shares; (3)
                                   Distribution of Fund Shares; (2,4,5)
                                   Distribution of Class F Shares; (1-5)
                                   Administration of the Fund.
Item 6.   Capital Stock and Other
           Securities..............(1-5) Dividends and Distributions; (1-5)
                                   Shareholder Information; (1-5) Voting
                                   Rights; (1-5) Tax Information; (1-5)
                                   Federal Income Tax; (1) Pennsylvania
                                   Taxes; (2) State of Ohio Income Taxes;
                                   (3) Michigan Taxes; (4) California
                                   Income Taxes; (5) New York Taxes; (1-5)
                                   State and Local Taxes.


Item 7.   Purchase of Securities
           Being Offered...........(1-5) Net Asset Value; (1) Investing in
                                   Class A Shares; (3) Investing in the
                                   Fund; (2,4,5) Investing in Class F
                                   Shares; (1-5) Share Purchases; (1-5)
                                   Minimum Investment Required; (1-5) What
                                   Shares Cost; (1-5) Eliminating/Reducing
                                   the Sales Load; (1-5) Systematic
                                   Investment Program; (1-5) Certificates
                                   and Confirmations.
Item 8.   Redemption or Repurchase.(1) Redeeming Class A Shares; (3)
                                   Redeeming Shares; (2,4,5) Redeeming
                                   Class F Shares; (1-5) Through a
                                   Financial Institution; (1,3) Directly
                                   from the Fund; (2,4,5) Directly By Mail;
                                   (1-5) Receiving Payment; (1-5)
                                   Contingent Deferred Sales Charge; (1-5)
                                   Systematic Withdrawal Program; (1-5)
                                   Accounts with Low Balances; (1-5)
                                   Exchange Privilege; (1,3) Requirements
                                   for Exchange; (1,3) Tax Consequences;
                                   (1,3) Making an Exchange.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-5) Cover Page.
Item 11.  Table of Contents........(1-5) Table of Contents.
Item 12.  General Information and
           History.................(1-5) General Information About the
                                   Fund; (1-5) About Federated Investors.
Item 13.  Investment Objectives
           and Policies............(1-5) Investment Objectives and
                                   Policies.
Item 14.  Management of the Fund...(1-5) Municipal Securities Income Trust
                                   Management; (1-5) Custodian and
                                   Portfolio Accountant, Transfer Agent and
                                   Independent Auditors.
Item 15.  Control Persons and Principal
          Holders of Securities....Not Applicable.
Item 16.  Investment Advisory and Other
           Services................(1-5) Investment Advisory Services, (1-
                                   5) Fund Administration.
Item 17.  Brokerage Allocation.....(1-5) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........(2,4,5) Purchasing Class F Shares; (1)
                                   Purchasing Classs A Shares; (3)
                                   Purchasing Shares; (1-5) Determining Net
                                   Asset Value; (2,4,5) Redeeming Class F
                                   Shares; (1) Redeeming Class A Shares;
                                   (3) Redeeming Shares;(2,4,5) Exchange
                                   Privilege.
Item 20.  Tax Status............. .(1-5) Tax Status.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
           Data....................(1-5) Total Return; (1-5) Yield;
                                   (1-5) Tax-Equivalent Yield; (1-5)
                                   Performance Comparisons.
Item 23.Financial Statements       (1-5) Filed in Part A.






FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND

(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
CLASS A SHARES

PROSPECTUS

The Class A Shares of Federated Pennsylvania Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local income tax ("Pennsylvania Municipal Securities"). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, as well as those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1996



TABLE OF CONTENTS
 SUMMARY OF FUND EXPENSES                                           1
 FINANCIAL HIGHLIGHTS -- CLASS A SHARES                             2
 GENERAL INFORMATION                                                3
 INVESTMENT INFORMATION                                             3
  Investment Objective                                              3
  Investment Policies                                               3
  Pennsylvania Municipal Securities                                 6
  Investment Risks                                                  6
  Non-Diversification                                               6
  Investment Limitations                                            7
 NET ASSET VALUE                                                    7
 INVESTING IN CLASS A SHARES                                        7
  Share Purchases                                                   7
  Minimum Investment Required                                       8
  What Shares Cost                                                  8
  Eliminating/Reducing the Sales Charges                            9
  Systematic Investment Program                                    11
  Certificates and Confirmations                                   11
  Dividends and Distributions                                      11
 EXCHANGE PRIVILEGE                                                11
  Requirements for Exchange                                        11
  Tax Consequences                                                 12
  Making an Exchange                                               12
 REDEEMING CLASS A SHARES                                          12
  Through a Financial Institution                                  13
  Directly from the Fund                                           13
  Contingent Deferred Sales Charge                                 14
  Systematic Withdrawal Program                                    14
  Accounts with Low Balances                                       14
 TRUST INFORMATION                                                 15
  Management of the Trust                                          15
  Distribution of Class A Shares                                   16
  Administration of the Fund                                       17
 SHAREHOLDER INFORMATION                                           17
  Voting Rights                                                    17
 TAX INFORMATION                                                   18
  Federal Income Tax                                               18
  Pennsylvania Taxes                                               19
  State and Local Taxes                                            19
 PERFORMANCE INFORMATION                                           19
 FINANCIAL HIGHLIGHTS -- INCOME SHARES                             20
 FINANCIAL STATEMENTS                                              21
 INDEPENDENT AUDITORS' REPORT                                      34
 ADDRESSES                                                         35


SUMMARY OF FUND EXPENSES
                                                      CLASS A SHARES
                                            SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)(1)                          4.50%
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                                       None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(2)                                                          0.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                                 ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver)(3)                                                                          0.17%
 12b-1 Fee(4)                                                                                              0.00%
 Total Other Expenses                                                                                      0.58%
  Shareholder Services Fee (after waiver)(5)                                                0.23%
   Total Operating Expenses(6)                                                                             0.75%


 (1) The maximum sales charge imposed on purchases for the fiscal year ended August 31, 1996 was 3.00%. Effective November 1, 1996, the maximum sales charge has been increased to 4.50%.

(2) Shareholders who purchased shares with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase. See "Contingent Deferred Sales Charge."

(3) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(4) The class did not pay or accrue 12b-1 fees during the fiscal year ended August 31, 1996. The class has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1997. If the class were paying or accruing the 12b-1 fee, the class would be able to pay up to 0.40% of its average daily net assets for the 12b-1 fee. See "Trust Information."

(5) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(6) The total operating expenses would have been 1.00% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return;
(2) redemption at the end of each time period;
and (3) payment of the maximum sales charge          $52      $68       $85        $134


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 34.

                                                                YEAR ENDED AUGUST 31,
                                          1996        1995        1994        1993        1992       1991(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                     $11.23      $10.94      $11.68      $10.93      $10.44      $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.65        0.65        0.60        0.60       0.627       0.588
  Net realized and unrealized gain
  (loss) on investments                    0.12        0.27       (0.75)       0.75       0.493       0.456
  Total from investment operations         0.77        0.92       (0.15)       1.35       1.120       1.044
 LESS DISTRIBUTIONS
  Distributions from net investment
  income                                  (0.65)      (0.63)      (0.59)      (0.60)     (0.627)     (0.588)
  Distributions in excess of net
  investment income                         --          --          --          --       (0.003)(c)  (0.016)(c)
  Total distributions                     (0.65)      (0.63)      (0.59)      (0.60)     (0.630)     (0.604)
 NET ASSET VALUE, END OF PERIOD          $11.35      $11.23      $10.94      $11.68      $10.93      $10.44
 TOTAL RETURN(B)                           6.99%       8.76%      (1.34%)     12.71%      11.06%      10.60%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                 0.75%       0.75%       0.75%       0.83%       0.73%       0.26%(e)
  Net investment income                    5.73%       5.92%       5.27%       5.33%       5.88%       6.45%(e)
  Expense waiver/reimbursement(d)          0.25%       0.28%       0.45%       0.70%       0.97%       1.24%(e)
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                         $84,116     $83,722     $85,860     $69,947     $48,261     $31,067
  Portfolio turnover                         23%         59%         17%          0%          0%         10%


(a) Reflects operations for the period from October 11, 1990 (date of initial public investment) to August 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Further Information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established one class of shares, known as Class A Shares ("Shares").

The Fund is designed for customers of financial institutions such as banks, fiduciaries, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Pennsylvania Municipal Securities. A minimum initial investment of $1,000 is required. The Fund is not likely to be a suitable investment for non-Pennsylvania taxpayers or retirement plans since Pennsylvania Municipal Securities are not likely to produce competitive after tax yields for such persons and entities when compared to other investments.

Except as otherwise noted in this prospectus, Shares are sold at net asset value plus an applicable sales charge and redeemed at net asset value.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Pennsylvania.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Pennsylvania Municipal Securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include:

* obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, or agencies;

* debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. At least 80% of the value of the Fund's total assets will be invested in Pennsylvania Municipal Securities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.
CHARACTERISTICS. The securities which the Fund buys are investment grade bonds rated, at the time of purchase, Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). In certain cases the Fund's investment adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment grade bonds described above. If the Fund purchases an investment grade bond, and the rating of such bond is subsequently downgraded so that the bond is no longer classified as investment grade, the Fund is not required to drop the bond from the portfolio, but will consider whether such action is appropriate. Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's. have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Pennsylvania Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Pennsylvania Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED SECURITIES. As a matter of fundamental policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. However, from time to time when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Pennsylvania municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or those which the investment adviser judges to have the same characteristics as such investment grade securities (if unrated). Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or the Commonwealth of Pennsylvania personal income taxes.

PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania or its municipalities do not maintain their current credit ratings. In addition, any Pennsylvania constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Pennsylvania Municipal Securities.

A further discussion of the risks of a portfolio which invests largely in Pennsylvania Municipal Securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

In order to pass-through to investors the tax-free income from the Fund for purposes of the Commonwealth of Pennsylvania personal income taxes, the Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to: (i) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) reinvest the earnings from securities in like securities; or (iv) defray normal administrative expenses (the "Pennsylvania Investment Restrictions"). Legislation enacted in December 1993, eliminates the necessity of the Pennsylvania Investment Restrictions.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. It is determined by dividing the sum of market value of all securities and all other assets, less liabilities, by the number of Shares outstanding.

INVESTING IN CLASS A SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor, or directly from the distributor, Federated Securities Corp., once an account has been established. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or broker/dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a financial institution must be received by the financial institution before 4:00 p.m. (Eastern time) and must be transmitted by the financial institution to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

DIRECTLY FROM THE DISTRIBUTOR. An investor may place an order to purchase Shares directly from the distributor once an account has been established. To do so: complete and sign the new account form available from the Fund; enclose a check made payable to Federated Pennsylvania Municipal Income Fund -- Class A Shares; and mail both to Federated Pennsylvania Municipal Income Fund, P.O. Box 8600, Boston, MA 02266-8600.

The order is considered received after the check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is generally the next business day after State Street Bank receives the check.

To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention:
EDGEWIRE; For Credit to: Federated Pennsylvania Municipal Income Fund -- Class A Shares; (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value, less any applicable sales charge, next determined after an order is received:

                                         SALES CHARGE AS       SALES CHARGE AS      DEALER CONCESSION
                                          A PERCENTAGE          A PERCENTAGE         AS A PERCENTAGE
                                            OF PUBLIC           OF NET AMOUNT           OF PUBLIC
 AMOUNT OF TRANSACTION                   OFFERING PRICE           INVESTED            OFFERING PRICE
 Less than $100,000                           4.50%                 4.71%                 4.00%
 $100,000 but less than $250,000              3.75%                 3.90%                 3.25%
 $250,000 but less than $500,000              2.50%                 2.56%                 2.25%
 $500,000 but less than $1 million            2.00%                 2.04%                 1.80%
 $1 million or greater                        0.00%                 0.00%                 0.25%*


* See sub-section entitled "Dealer Concession."

No sales charge is imposed for Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Shares purchased through "wrap accounts" or similar programs under which clients pay a fee for services.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Under certain circumstances described under "Redeeming Class A Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time shares are redeemed.

DEALER CONCESSION. For sales of Shares, the distributor will normally offer to pay dealers up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING/REDUCING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Shares through:

  * quantity discounts and accumulated purchases;

  * signing a 13-month letter of intent;

  * using the reinvestment privilege;

  * concurrent purchases; or

  * purchases with proceeds from redemptions of unaffiliated investment companies.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge effective as of the date on which the Fund confirms the previous purchases (which under normal circumstances, would be the date on which the Fund received the notice from the shareholder that Shares are already owned.)

LETTER OF INTENT. If a shareholder intends to purchase a specific dollar amount of Shares over the next 13 months, the sales charge may be reduced if the shareholder signs a letter of intent to that effect. For example, if a shareholder intends to purchase at least $100,000 in Shares, the letter of intent shall include a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The applicable portion of the 4.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days towards the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Shares, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $80,000 in one of the other Class A Shares of the Federated Funds and $20,000 in Shares, the sales charge would be reduced. To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES. Investors may purchase Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an investment company which was sold with a sales charge or commission and was not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of
 .50 of 1% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Shareholder Services Company, plus the applicable sales charge. A shareholder may apply for participation in this program through his financial institution.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the transfer agent.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to Federated Shareholder Services Company. All shareholders on the record date are entitled to the dividend.

EXCHANGE PRIVILEGE

Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges.
Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for more information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.

Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds. Instructions for exchanging Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive the prospectus of the fund into which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon circumstances, a capital gain or loss may be realized.

MAKING AN EXCHANGE

Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to: Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.

Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, annual, or other periodic basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution.

TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Any Fund shares held in certificate form cannot be exchanged by telephone, but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.

REDEEMING CLASS A SHARES

The Fund redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemptions can be made through a financial institution or directly from the Fund. Redemption requests must be received in proper form.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or a broker/ dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

DIRECTLY FROM THE FUND

BY TELEPHONE. Shareholders who have not purchased through a financial institution may redeem their Shares of the Fund by telephoning Federated Shareholder Services Company. The proceeds will be mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. The minimum amount for a wire transfer is $1,000. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Any shareholder may redeem Shares by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

CONTINGENT DEFERRED SALES CHARGE

Class A Shares purchased under a periodic special offering withe the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of the redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholders and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase with respect to applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase with respect to applicable Class A Shares; and (3) Shares held for less than one full year from the date of purchase with respect to applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Shareholders may redeem by periodic withdrawal payments in a minimum amount of $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustee's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

   ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

   ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
   J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

   J. Scott Albrecht has been the Fund's portfolio manager since March, 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since October, 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

   Jonathan C. Conley has been the Fund's portfolio manager since its inception. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's investment adviser since 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.

DISTRIBUTION OF CLASS A SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily net asset value of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, at the time of purchase of Shares, an amount equal to .50% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

      MAXIMUM                        AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                   DAILY NET ASSETS
      0.150%                     on the first $250 million
      0.125%                     on the next $250 million
      0.100%                     on the next $250 million
      0.075%               on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shares of that fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

PENNSYLVANIA TAXES

The Fund has received a ruling from the Commonwealth of Pennsylvania Department of Revenue that interest or gain derived by the Fund from obligations free from state taxation in Pennsylvania is not taxable on pass-through to Fund shareholders for purposes of Pennsylvania personal income taxes. This is based on the existence of the Pennsylvania Investment Restrictions (see "Investment Limitations"). However, legislation enacted in December 1993, eliminates the necessity of Pennsylvania Investment Restrictions. This legislation also generally repeals the Pennsylvania personal income tax exemption for gains from the sale of tax-exempt obligations, including the exemption for distributions from the Fund to the extent that they are derived from gains from tax-exempt obligations.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Fund, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
FINANCIAL HIGHLIGHTS -- INCOME SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 34.

                                                                            YEAR ENDED AUGUST 31,
                                                                      1995(A)        1994        1993(B)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.85        $11.68       $11.43
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.19           0.51         0.09
  Net realized and unrealized gain (loss) on investments               (1.00)        (0.75)        0.21
  Total from investment operations                                     (0.81)        (0.24)        0.30
 LESS DISTRIBUTIONS
  Distributions from net investment income                             (0.15)        (0.51)       (0.05)
  Distributions in excess of net investment income                      --           (0.08)(e)      --
  Total distributions                                                  (0.15)        (0.59)       (0.05)
 NET ASSET VALUE, END OF PERIOD                                       $ 9.89        $10.85       $11.68
 TOTAL RETURN(C)                                                       (8.00%)      (2.13%)        1.20%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                              1.18%(f)      1.50%        1.48%(f)
  Net investment income                                                 5.38%(f)      4.62%        6.13%(f)
  Expense waiver/reimbursement(d)                                       0.26%(f)      0.45%        0.60%(f)
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                               --          $8,982       $2,419
  Portfolio turnover                                                      59%           17%           0%


(a) Reflects operations for the period from September 1, 1994 to November 18, 1994 (date Income Shares ceased operations).

(b) Reflects operations for the period from July 29, 1993 (date of initial public investment) to August 31, 1993.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(f) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.



FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996

     PRINCIPAL                                                                                     CREDIT
       AMOUNT                                                                                      RATING*      VALUE
 LONG-TERM MUNICIPALS -- 97.2%
                   PENNSYLVANIA -- 97.2%
 $       2,000,000 Allegheny County, PA HDA, Health & Education
                   Revenue Bonds, 7.00% (Rehabilitation Institute of
                   Pittsburgh)/(Original Issue Yield: 7.132%), 6/1/2022                              BBB     $ 2,027,100
         2,325,000 Allegheny County, PA HDA, Revenue Refunding Bonds,
                   6.875% (Children's Hospital of Pittsburgh)/(MBIA INS)/
                   (Original Issue Yield: 7.061%), 7/1/2014                                          AAA       2,467,337
           465,000 Allegheny County, PA Residential Finance Agency, SFM
                   Revenue Bonds (Series K), 7.75% (GNMA COL), 12/1/2022                             Aaa         489,087
           775,000 Allegheny County, PA Residential Finance Agency, SFM
                   Revenue Bonds (Series Q), 7.40% (GNMA COL), 12/1/2022                             Aaa         815,548
         2,060,000 Allentown, PA Area Hospital Authority, Revenue Bonds
                   (Series B), 6.75% (Sacred Heart Hospital of Allentown),
                   11/15/2015                                                                        BBB       2,064,326
         4,250,000 Bradford County, PA IDA, Solid Waste Disposal Revenue
                   Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019                       A-        4,394,713
           750,000 Butler County, PA Hospital Authority, Hospital Revenue
                   Bonds (Series A), 7.00% (North Hills Passavant Hospital)/
                   (FSA INS), 6/1/2022                                                               AAA         809,798
         1,750,000 Delaware County, PA Authority, Hospital Revenue Bonds,
                   5.30% (Crozer-Chester Medical Center)/(MBIA INS)/
                   (Original Issue Yield: 5.55%), 12/15/2020                                         AAA       1,603,630
           750,000 Derry Township, PA School District, GO Bonds, 7.00%
                   (United States Treasury PRF), 9/15/2009                                            A1         832,110
         1,600,000 Dormont Borough, PA, Allegheny County, UT GO Bonds
                   (Series 1995), 7.00% (United States Treasury PRF)/
                   (Original Issue Yield: 7.125%), 3/1/2010 (@100)                                   BBB       1,719,872




FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

     PRINCIPAL                                                                                     CREDIT
       AMOUNT                                                                                      RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                   PENNSYLVANIA -- CONTINUED
 $       2,000,000 Fayette County, PA Hospital Authority, Hospital Revenue
                   Bonds (Series 1996A), 5.75% (Uniontown Hospital)/
                   (Connie Lee INS)/(Original Issue Yield: 6.05%), 6/15/2015                         AAA     $ 1,898,580
         1,000,000 Geisinger Authority, PA Health System, Revenue Bonds,
                   7.625% (United States Treasury PRF)/(Original Issue Yield:
                   7.697%), 7/1/2009 (@102)                                                          AA        1,101,990
         1,000,000 Lackawanna Trail School District, PA, UT GO Refunding
                   Bonds, 6.90% (AMBAC INS), 3/15/2010                                               AAA       1,089,060
         1,380,000 Latrobe, PA Industrial Development Authority, College
                   Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original
                   Issue Yield: 7.00%), 5/1/2024                                                     Baa1      1,389,067
         1,500,000 Lebanon County, PA Good Samaritan Hospital Authority,
                   Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/
                   (Original Issue Yield: 6.10%), 11/15/2018                                        BBB+       1,395,705
         1,000,000 Lehigh County, PA General Purpose Authority, Hospital
                   Refunding Revenue Bonds (Series 1996A), 5.75%
                   (Muhlenberg Hospital Center)/(Original Issue Yield: 5.85%),
                   7/15/2010                                                                          A          975,680
         2,500,000 Luzerne County, PA IDA, Revenue Refunding Bonds
                   (Series A), 7.00% (Pennsylvania Gas & Water Company)/
                   (AMBAC INS), 12/1/2017                                                            AAA       2,747,100
         4,000,000 Lycoming County, PA Authority, Hospital Lease Revenue
                   Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/
                   (Original Issue Yield: 6.70%), 7/1/2022                                           A-        4,275,440
         1,000,000 Monroeville, PA Hospital Authority, Hospital Refunding
                   Revenue Bonds (Series 1995), 6.25% (Forbes Health System,
                   PA)/(Original Issue Yield: 6.60%), 10/1/2015                                      BBB         983,530
         4,000,000 Pennsylvania EDFA, Revenue Bonds, 7.60% (Macmillan
                   Bloedel LTD Partnership)/(Original Issue Yield: 7.65%),
                   12/1/2020                                                                        BBB-       4,398,080




FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

     PRINCIPAL                                                                                     CREDIT
       AMOUNT                                                                                      RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                   PENNSYLVANIA -- CONTINUED
 $       8,000,000 Pennsylvania EDFA, Wastewater Treatment Revenue Bonds
                   (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield:
                   7.653%), 12/1/2024                                                               BBB-    $  8,807,840
         2,290,000 Pennsylvania Housing Finance Authority, SFM Revenue
                   Bonds (Series 39B), 6.875%, 10/1/2024                                             AA        2,380,157
           750,000 Pennsylvania Housing Finance Authority, SFM Revenue
                   Bonds (Series 33), 6.90%, 4/1/2017                                                AA          785,490
         1,000,000 Pennsylvania Housing Finance Authority, SFM Revenue
                   Bonds (Series 34-B), 7.00% (FHA GTDs), 4/1/2024                                   AA        1,040,410
         4,540,000 Pennsylvania Housing Finance Authority, SFM Revenue
                   Bonds (Series 28), 7.65% (FHA GTD), 10/1/2023                                     AA        4,774,673
         2,500,000 Pennsylvania Intergovernmental Coop Authority, Special
                   Tax Revenue Bond, Philadelphia Funding Program, 6.75%
                   (FGIC INS)/(United States Treasury PRF)/(Original Issue
                   Yield: 7.13%), 6/15/2021                                                          AAA       2,803,200
         2,000,000 Pennsylvania State Higher Education Facilities Authority,
                   Health Services Revenue Bonds (Series A of 1996), 5.75%
                   (University of Pennsylvania)/(Original Issue Yield: 6.035%),
                   1/1/2022                                                                          AA        1,949,080
         1,000,000 Pennsylvania State Higher Education Facilities Authority,
                   Hospital Revenue Bonds (Series A), 7.25% (Allegheny
                   General Hospital)/(Original Issue Yield: 7.40%), 9/1/2017                         AA-       1,065,760
         2,000,000 Pennsylvania State Higher Education Facilities Authority,
                   Revenue Bonds (Series 1996), 7.20% (Thiel College),
                   5/15/2026                                                                          NR       2,000,480
         4,000,000 Pennsylvania State Higher Education Facilities Authority,
                   Revenue Bonds (Series A), 7.375% (Medical College of
                   Pennsylvania)/(United States Treasury PRF)/(Original Issue
                   Yield: 7.45%), 3/1/2021                                                           AAA       4,475,720
         2,000,000 Pennsylvania State Higher Education Facilities Authority,
                   Revenue Bonds (Series N), 5.875% (MBIA INS)/(Original
                   Issue Yield: 5.913%), 6/15/2021                                                   AAA       1,993,320




FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

     PRINCIPAL                                                                                     CREDIT
       AMOUNT                                                                                      RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                   PENNSYLVANIA -- CONTINUED
 $       2,000,000 Pennsylvania State Higher Education Facilities Authority,
                   Revenue Bonds, 6.375% (Drexel University)/(Original Issue
                   Yield: 6.415%), 5/1/2017                                                         BBB+     $ 2,019,640
         4,000,000 Philadelphia, PA, (Series 1995A) Airport Revenue Bonds,
                   6.10% (Philadelphia Airport System)/(AMBAC INS)/
                   (Original Issue Yield: 6.40%), 6/15/2025                                          AAA       3,991,480
         2,500,000 Scranton-Lackawanna, PA Health & Welfare Authority,
                   Revenue Bonds (Series 1994-A), 7.60% (Allied Services
                   Rehabilitation Hospitals, PA), 7/15/2020                                           NR       2,562,923
         2,650,000 Sharon, PA General Hospital Authority, Hospital Revenue
                   Bonds, 6.875% (Sharon Regional Health System), 12/1/2022                          BBB+      2,659,196
         1,000,000 Warren County, PA Hospital Authority, Revenue Bonds
                   (Series A), 7.00% (Warren General Hospital, PA)/(Original
                   Issue Yield: 7.101%), 4/1/2019                                                    BBB+      1,008,450
                      Total                                                                                   81,795,572
 SHORT-TERM MUNICIPALS -- 0.6%
                   PENNSYLVANIA -- 0.6%
           500,000 Geisinger Authority, PA Health System, (Series 1992B)
                   Daily VRDNs (AT AMORTIZED COST)                                                   AA          500,000
                      TOTAL INVESTMENTS (IDENTIFIED COST $77,683,811)(A)                                     $82,295,572


Securities that are subject to alternative minimum tax represent 41.1% of the portfolio as calculated based upon total portfolio market value.

(a) The cost of investments for federal tax purposes amounts to $77,683,811. The net unrealized appreciation of investments on a federal tax basis amounts to $4,611,761 which is comprised of $4,838,788 appreciation and $227,027 depreciation at August 31, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($84,115,530) at August 31, 1996.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

The following acronym(s) are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
EDFA -- Economic Development Financing Authority
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guaranty
HDA -- Hospital Development Authority
IDA -- Industrial Development Authority
INS -- Insured
LTD -- Limited
MBIA -- Municipal Bond Investors Assurance
PRF -- Prerefunded
SFM -- Single Family Mortgage
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1996

 ASSETS:
 Total investments in securities, at value (identified and tax cost $77,683,811)                 $ 82,295,572
 Cash                                                                                                  84,381
 Income receivable                                                                                  1,798,545
 Receivable for shares sold                                                                           168,137
    Total assets                                                                                   84,346,635
 LIABILITIES:
 Income distribution payable                                                        $176,401
 Accrued expenses                                                                     54,704
    Total liabilities                                                                                 231,105
 NET ASSETS for 7,408,593 shares outstanding                                                     $ 84,115,530
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $ 81,237,429
 Net unrealized appreciation of investments                                                         4,611,761
 Accumulated net realized loss on investments                                                      (1,930,489)
 Undistributed net investment income                                                                  196,829
    Total Net Assets                                                                             $ 84,115,530
 NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
 ($84,115,530 O 7,408,593 shares outstanding)                                                          $11.35
 OFFERING PRICE PER SHARE (100/97.00 of $11.35)*                                                       $11.70


* See "What Shares Cost." Effective November 1, 1996, the maximum sales charge has been increased to 4.50%.

(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 1996

 INVESTMENT INCOME:
 Interest                                                                                         $ 5,530,462
 EXPENSES:
 Investment advisory fee                                                             $ 341,175
 Administrative personnel and services fee                                             125,000
 Custodian fees                                                                         20,600
 Transfer and dividend disbursing agent fees and expenses                               37,388
 Directors'/Trustees' fees                                                               3,302
 Auditing fees                                                                          13,772
 Legal fees                                                                              5,061
 Portfolio accounting fees                                                              50,654
 Shareholder services fee                                                              213,235
 Share registration costs                                                               14,447
 Printing and postage                                                                   18,838
 Insurance premiums                                                                      4,394
 Miscellaneous                                                                           8,084
         Total expenses
         855,950
 Waivers and reimbursements--
         Waiver of investment advisory fee                         $ (195,433)
         Waiver of shareholder services fee                           (17,059)
                  Total waivers                                                       (212,492)
                            Net expenses                                                              643,458
                                    Net investment income                                           4,887,004
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                     556,055
 Net change in unrealized appreciation of investments                                                 353,374
         Net realized and unrealized gain on investments                                              909,429
                  Change in net assets resulting from operations                                  $ 5,796,433


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED AUGUST 31,
                                                                                  1996              1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income/operating loss                                        $   4,887,004     $  5,043,454
 Net realized gain (loss) on investments ($881,533 and $1,036,056,
 net losses, respectively, as computed for federal tax purposes)                   556,055       (1,957,166)
 Net change in unrealized appreciation                                             353,374        3,480,605
   Change in net assets resulting from operations                                5,796,433        6,566,893
 NET EQUALIZATION CREDITS (DEBITS) --                                               (6,300)          (4,832)
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
 Class A Shares                                                                 (4,846,944)      (4,814,395)
 Income Shares                                                                           0          (83,724)
   Change in net assets resulting from distributions to shareholders            (4,846,944)      (4,898,119)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                   10,957,322       18,979,060
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          3,064,941        2,687,386
 Cost of shares redeemed                                                       (14,571,991)     (34,449,869)
   Change in net assets resulting from share transactions                         (549,728)     (12,783,423)
     Change in net assets                                                          393,461      (11,119,481)
 NET ASSETS:
 Beginning of period                                                            83,722,069       94,841,550
 End of period (including undistributed net investment income of
 $196,829 and $163,069, respectively)                                        $  84,115,530    $  83,722,069


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1996

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. Previously, the Fund provided two classes of shares: Class A Shares and Income Shares. As of November 18, 1994, the Income Shares were exchanged for Class A Shares and Income Shares are no longer offered.

The Board of Trustees approved a change in the name of the Fund as follows:

EFFECTIVE DATE                       NEW NAME
March 31, 1996     Federated Pennsylvania Municipal Income Fund


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

   At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,930,489, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR       EXPIRATION AMOUNT
        2000                $    12,837
        2001                $        63
        2003                $ 1,036,056
        2004                $   881,533


   EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                 YEAR ENDED AUGUST 31,
                                                     1996                                       1995
 CLASS A SHARES                           SHARES             DOLLARS              SHARES           DOLLARS
 Shares sold                               965,079       $  10,957,322          4,627,974       $ 18,593,886
 Shares issued to shareholders in
 payment of distributions declared         270,041           3,064,941            242,874          2,621,531
 Shares redeemed                        (1,284,868)        (14,571,991)        (5,262,476)       (25,822,912)
  Net change resulting from
  share transactions                       (49,748)      $    (549,728)          (391,628)      $ (4,607,495)
                                                                 YEAR ENDED AUGUST 31,
                                                     1996                                      1995*
 INCOME SHARES                             SHARES            DOLLARS              SHARES           DOLLARS
 Shares sold                                 --                --                  39,353       $    385,174
 Shares issued to shareholders in
 payment of distributions declared           --                --                   6,434             65,855
 Shares redeemed                             --                --                (873,482)        (8,626,957)
  Net change resulting from
  share transactions                         --                --                (827,695)      $ (8,175,928)


 *Reflect operations for the period from September 1, 1994 to November 18, 1994 (date Income Shares ceased operations).

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

   The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for the shareholders and to maintain shareholder accounts.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended August 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $9,850,000 and $9,350,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

PURCHASES           $19,063,621
SALES               $20,266,375


6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1996, 32% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.5% of total investments.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of MUNICIPAL SECURITIES INCOME TRUST and Shareholders of FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(formerly, PENNSYLVANIA MUNICIPAL INCOME FUND):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Pennsylvania Municipal Income Fund as of August 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Income Fund as of August 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 11, 1996

ADDRESSES

Federated Pennsylvania Municipal Income Fund
   Class A Shares                           Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Distributor
   Federated Securities Corp.               Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
   Federated Advisers                       Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Custodian
   State Street Bank and                    P.O. Box 8600
   Trust Company                            Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
   Federated Shareholder                    P.O. Box 8600
   Services Company                         Boston, Massachusetts 02266-8600

Independent Auditors
   Deloitte & Touche                        LLP 2500 One PPG Place
                                            Pittsburgh, Pennsylvania 15222-5401

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
CLASS A SHARES

PROSPECTUS

A Non-Diversified Portfolio of
Municipal Securities Income Trust,
An Open-End, Management
Investment Company

October 31, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 625922505
0090701A-A (10/96)









                 FEDERATED PENSYLVANIA MUNICIPAL INCOME FUND
                (FORMERLY, PENSYLVANIA MUNICIPAL INCOME FUND)
              (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                                CLASS A SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
    This Statement of Additional Information should be read with the prospectus of Federated Pennsylvania Municipal Income Fund (the `Fund''), a portfolio of Municipal Securities Income Trust (the `Trust'') dated October 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated October 31, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 625922505
0090701B(10/96)



GENERAL INFORMATION ABOUT THE FUND                            4

INVESTMENT OBJECTIVE AND POLICIES                             4

 Acceptable Investments                                       4
 When-Issued and Delayed Delivery Transactions                7
 Temporary Investments                                        7
 Portfolio Turnover                                           9
 Investment Limitations                                       9
 Pennsylvania Investment Risks                               13
MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT                 15

 Fund Ownership                                              23
 Trustees Compensation                                       23
 Trustee Liability                                           25
INVESTMENT ADVISORY SERVICES                                 26

 Adviser to the Fund                                         26
 Advisory Fees                                               26

OTHER SERVICES                                               27

 Fund Administration                                         27
 Custodian and Portfolio Accountant                          27
 Transfer Agent                                              28
 Independent Auditors                                        28

BROKERAGE TRANSACTIONS                                       28


PURCHASING CLASS A SHARES                                    29



 Distribution Plan and Shareholder Services Agreement        30
 Purchases by Sales Representatives, Fund Trustees, and
  Employees                                                  31
DETERMINING NET ASSET VALUE                                  31

 Valuing Municipal Bonds                                     31
 Use of Amortized Cost                                       31

REDEEMING CLASS A SHARES                                     32

 Redemption in Kind                                          32
 Massachusetts Partnership Law                               33

TAX STATUS                                                   33

 The Fund's Tax Status                                       33
 Shareholders' Tax Status                                    34
TOTAL RETURN                                                 34

YIELD                                                        35

TAX-EQUIVALENT YIELD                                         36

 Tax-Equivalency Table                                       36
PERFORMANCE COMPARISONS                                      38

 Economic and Market Information                             40
ABOUT FEDERATED INVESTORS                                    40

 Mutual Fund Market                                          41

 Institutional Clients                                       41



 Trust Organizations                                         42
 Broker/Dealers and Bank Broker/Dealer Subsidiaries          42
APPENDIX                                                     43


GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio in Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On September 16, 1992 (effective date October 31,
1992) the Board of Trustees (`Trustees'') approved changing the name of the Trust from Federated Municipal Income Trust to Municipal Securities Income Trust. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from Pennsylvania Municipal Income Fund to Federated Pennsylvania Municipal Income Fund. Shares of the Fund are presently offered in one class known as Class A Shares (`Shares'').

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local tax (`Pennsylvania Municipal Securities''). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, and those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.


  CHARACTERISTICS
     The Pennsylvania Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc., Standard & Poor's's Ratings Group or Fitch's Investors Service, Inc. change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of Pennsylvania Municipal Securities are:
     omunicipal notes and municipal commercial paper;
     oserial bonds sold with differing maturity dates;
     otax anticipation notes sold to finance working capital needs of municipalities;
     obond anticipation notes sold prior to the issuance of longer-term bonds;
     opre-refunded municipal bonds; and
     ogeneral obligation bonds secured by a municipality pledge of taxation.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).


  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
     In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees,


     will base its determination on the following factors:
     owhether the lease can be terminated by the lessee:
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;
     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an ``event of non-appropriation'');
     oany credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees. From time to time, such as when suitable Pennsylvania municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Pennsylvania municipal bonds and thereby reduce the Fund's yield.
  REVERSE REPURCHASE AGREEMENTS
     The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
     When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1996 and 1995, the portfolio turnover rates were 23% and 59%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.


  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its assets in securities subject to restrictions on resale under the Securities Act of 1933.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition. INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.


  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the current fiscal year. In order to comply with certain state restrictions, the Fund will not invest in real estate limited partnerships or oil, gas or other mineral leases.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''

PENNSYLVANIA INVESTMENT RISKS
Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its county and local governments could impact the Fund's portfolio. The Fund's concentration in securities issued by the Commonwealth of Pennsylvania and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.

Pennsylvania's economic base is mature but substantial. In spite of efficiency gains owed to modernization and restructuring, the Commonwealth's dependence upon manufacturing and mining continue to leave it vulnerable to long term national economic trends. The cyclicality of the economy results in wide swings in employment and state social services spending. Recent data shows improvement in economic diversification, however, employment growth still lags the nation. Other challenges for the Commonwealth and its municipalities include slow population growth and an aging population which will pressure health care services expenditures. The Commonwealth plans to address these problems with business tax cuts, controlled social services spending and increased reserves in the event of an economic downturn. Fiscal 1996 brought a corporate net income tax cut. The rate fell from 11.99% to 9.99%. In addition, the Governor's budget hopes to build up Pennsylvania's `rainy day'' fund to as much as 3% of expenditures in coming years. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within Pennsylvania and their underlying fiscal condition.

Concerning the constitutional provisions pertaining to debt, the Commonwealth may issue tax anticipation notes for its General Fund and/or Motor License Fund. However, the aggregate amount of newly issued and outstanding tax anticipation notes is limited to a maximum of 20% of the estimated revenues of the appropriate fund for the fiscal year in which the notes are issued. The notes must mature within the fiscal year of issuance. The Commonwealth of Pennsylvania may also issue bond anticipation notes with a term not to exceed three years. The bond anticipation notes are subject to applicable statutory limitations pertaining to the issuance of bonds. The ability of the Fund to achieve its investment objective depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania and its municipalities do not maintain their current credit rating. The


Commonwealth is currently rated A1, AA-, and AA- by Moody's, Standard & Poor's and Fitch, respectively.


MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions with Federated California Municipal Income Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee


Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932


Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.






Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee


Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.




     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, `The Funds'' and ``Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility


Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



FUND OWNERSHIP
Officers and Trustees own less than 1% of the outstanding Shares.

As of October 7, 1996, the following shareholder of record owned 5% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 1,081,853 Shares (15.28%). TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#           FROM FUND COMPLEX +


John F. Donahue     $ -0-               $ -0- for the Trust and
Trustee and Chairman                    54 other investment companies in
the Fund Complex
Thomas G. Bigley++  $1,243.22      $86,331 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John T. Conroy      $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
William J. Copeland $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
J. Christopher Donahue   $ -0-               $ -0- for the Trust and
Trustee and Exec. Vice Pres.                      16 other investment
companies in the Fund Complex
James E. Dowd       $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $1,243.22      $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $1,363.10      $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Peter E. Madden     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Gregor F. Meyer     $1,243.22           $104,898 for the Trust and


Trustee                            54other investment companies in the
Fund Complex
John E. Murray, Jr. $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Wesley W. Posvar    $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Marjorie P. Smuts   $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of five portfolios.
+The information is provided for the last calendar year.
++Mr Bigley served on 39 investment companies in the Federated funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated funds.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1996, 1995, and 1994, the Adviser earned $341,175, $341,354, and
$394,564, respectively, of which $195,433, $222,052, and $394,564, respectively, were voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and


     1.5% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1996, 1995 and 1994, the Administrators collectively earned $125,000, $134,042 and $247,255, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund.


Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, Boston, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
PURCHASING CLASS A SHARES


Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under `Investing in Class A Shares.''


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1996, 1995 and 1994, payments in the amount of $0, $8,482 and $49,274, respectively, were made pursuant to the Distribution Plan, none of which were waived. In addition, for the fiscal year ended August 31, 1996, the Fund paid shareholder service fees in the amount of $213,235, of which $17,059 were waived.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES
Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING CLASS A SHARES


The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures and contingent deferred sales charges are explained in the prospectus under `Redeeming Class A Shares.''Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the net asset value of the respective class, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.



MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as


amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
     Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Fund shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
TOTAL RETURN




The Fund's average annual total return for the fiscal year ended August 31, 1996, and for the period from October 11, 1990 (date of initial public investment) to August 31, 1996, were 3.75% and 7.64%, respectively.

The average annual total return for Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of shares redeemed.
YIELD


The Fund's yield for the thirty-day period ended August 31, 1996 was 5.11%.

The yield for the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares of the Fund, performance will be reduced for those shareholders paying those fees. TAX-EQUIVALENT YIELD


The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1996 was 7.38%.

The tax-equivalent yield for Shares of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that any class would have had to earn to equal its actual yield, assuming a state and federal tax rate of 30.80% and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the State of Pennsylvania. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996


                              STATE OF PENNSYLVANIA

                COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              17.80%  30.80%     33.80%      38.80%     42.40%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.82%    2.17%     2.27%      2.45%       2.60%
     2.00%     2.43%    2.89%     3.02%      3.27%       3.47%
     2.50%     3.04%    3.61%     3.78%      4.08%       4.34%
     3.00%     3.65%    4.34%     4.53%      4.90%       5.21%
     3.50%     4.26%    5.06%     5.29%      5.72%       6.08%
     4.00%     4.87%    5.78%     6.04%      6.54%       6.94%
     4.50%     5.47%    6.50%     6.80%      7.35%       7.81%
     5.00%     6.08%    7.23%     7.55%      8.17%       8.68%
     5.50%     6.69%    7.95%     8.31%      8.99%       9.55%
     6.00%     7.30%    8.67%     9.06%      9.80%      10.42%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.



PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's class expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   o LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the `general municipal bond funds''category in advertising and sales literature.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specific period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the municipal sector, as of December 31, 1995, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 20 money market funds with approximately $7.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.


TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated mutual funds are available to consumers through major brokerage firms nationwide -- including 200 New York Stock Exchange firms -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.










*source:  Investment Company Institute




APPENDIX

STANDARD & POOR'S RATINGS GROUP("S&P") MUNICIPAL BOND RATINGS
AAA--Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from `AA'' to ``CCC'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


FITCH INVESTORS SERVICE, INC. ("FITCH") LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `AAA'' category. STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS


SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.








FEDERATED OHIO MUNICIPAL INCOME FUND

(FORMERLY, OHIO MUNICIPAL INCOME FUND)

(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)

CLASS F SHARES



(FORMERLY, FORTRESS SHARES)

PROSPECTUS

The Class F Shares of Federated Ohio Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund invests primarily in a portfolio of Ohio municipal securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class F Shares dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference in this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1996

 TABLE OF CONTENTS


 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS                                                    2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Ohio Municipal Securities                                              6
  Investment Risks                                                       6
  Non-Diversification                                                    6
  Investment Limitations                                                 7
 NET ASSET VALUE                                                         7
 INVESTING IN CLASS F SHARES                                             7
  Share Purchases                                                        7
  Minimum Investment Required                                            8
  What Shares Cost                                                       8
  Eliminating/Reducing the Sales Charge                                  9
  Systematic Investment Program                                         10
  Exchange Privilege                                                    11
  Certificates and Confirmations                                        11
  Dividends and Distributions                                           11
 REDEEMING CLASS F SHARES                                               12
  Through a Financial Institution                                       12
  Directly by Mail                                                      12
  Contingent Deferred Sales Charge                                      13
  Systematic Withdrawal Program                                         14
  Accounts with Low Balances                                            14
 TRUST INFORMATION                                                      14


  Management of the Trust                                               14
  Distribution of Class F Shares                                        15
  Administration of the Fund                                            17
 SHAREHOLDER INFORMATION                                                17
  Voting Rights                                                         17
 TAX INFORMATION                                                        17
  Federal Income Tax                                                    17
  State of Ohio Income Taxes                                            18
  State and Local Taxes                                                 19
 PERFORMANCE INFORMATION                                                19
 FINANCIAL STATEMENTS                                                   20
 INDEPENDENT AUDITORS' REPORT                                           33
 ADDRESSES                                                              34





SUMMARY OF FUND EXPENSES

                                               CLASS F SHARES
                                        (FORMERLY, FORTRESS SHARES)
                                      SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                                           1.00%
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                           None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(1)                                               1.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)                             None
 Exchange Fee                                                                                   None




                                          ANNUAL OPERATING EXPENSES
                                 (As a percentage of average net assets)


 Management Fee (after waiver)(2)                                                               0.07%
 12b-1 Fee (after waiver)(3)                                                                    0.16%
 Total Other Expenses                                                                           0.67%
   Shareholder Services Fee(4)                                                      0.24%
     Total Operating Expenses(5)                                                                0.90%




(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The 12b-1 fee provider can terminate this voluntary waiver at its sole discretion. The maximum 12b-1 fee is 0.40%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.48% absent a portion of the voluntary waivers of the management fee, the 12b-1 fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class F Shares" and "Trust Information."


Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                                 1 YEAR   3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return;
(2) redemption at the end of each time period; and
(3) payment of maximum sales charge                       $29      $50      $59      $120

You would pay the following expenses on the same
investment, assuming no redemption                        $19      $38      $59      $120




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 33.


                                                            YEAR ENDED AUGUST 31,
                                        1996        1995      1994        1993        1992      1991(A)
 NET ASSET VALUE, BEGINNING OF PERIOD  $11.22     $11.01     $11.65      $10.89      $10.40     $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                 0.60       0.60       0.56        0.57        0.61       0.57
   Net realized and unrealized gain
   (loss) on investments                (0.01)      0.20      (0.64)       0.77        0.49       0.41
   Total from investment operations      0.59       0.80      (0.08)       1.34        1.10       0.98
 LESS DISTRIBUTIONS
   Distributions from net
   investment income                    (0.60)     (0.59)     (0.56)      (0.57)      (0.61)     (0.57)
   Distributions in excess of net
   investment income                       --       --         --         (0.01)(b)    --        (0.01)(b)
   Total distributions                  (0.60)     (0.59)     (0.56)      (0.58)      (0.61)     (0.58)
 NET ASSET VALUE, END OF PERIOD        $11.21     $11.22     $11.01      $11.65      $10.89     $10.40
 TOTAL RETURN(C)                         5.34%      7.65%     (0.72%)     12.69%      10.91%     10.01%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                              0.90%      0.90%      0.90%       0.87%       0.73%      0.28%*
   Net investment income                 5.28%      5.53%      5.02%       5.13%       5.79%      6.35%*
   Expense waiver/reimbursement(d)       0.58%      0.60%      0.55%       0.83%       1.35%      1.66%*
 SUPPLEMENTAL DATA
   Net assets, end of period
   (000 omitted)                      $70,568    $70,532    $81,566     $73,973     $28,924    $19,840
   Portfolio turnover                      11%        33%        20%          0%          0%        11%




* Computed on an annualized basis.

(a) Reflects operations for the period from October 12, 1990 (date of initial public investment) to August 31, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended August 31, 1996, which can be obtained free of charge.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has established one class of shares, known as Class F Shares ("Shares").

The Fund is designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Ohio municipal securities. A minimum initial investment of $1,500 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since Ohio municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

Except as otherwise noted in this prospectus, Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares, other than Shares purchased through reinvestment of dividends, which are redeemed within four years of their purchase dates. Fund assets may be used in connection with the distribution of Shares.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE



The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include:

* obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;



* debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities ("Ohio municipal securities"). At least 80% of the value of the Fund's total assets will be invested in Ohio municipal securities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS. The municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch"). In certain cases the Fund's investment adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. If a bond is rated below investment grade according to the characteristics set forth here after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider appropriate action. Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Ohio municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees of the Trust will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Ohio municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED SECURITIES. As a matter of fundamental policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond, or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.


OHIO MUNICIPAL SECURITIES

Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. The state of Ohio and certain underlying municipalities face potential economic problems over the longer term. The state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this relative decline are varied and complex, involving in many cases national and international demographic and economic trends beyond the influence of the state. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.

A further discussion of the risks of a portfolio which invests largely in Ohio municipal securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.

INVESTING IN CLASS F SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased through an investment dealer who has a sales agreement with the distributor, Federated Securities Corp., or directly from the distributor, Federated Securities Corp. either by mail or by wire once an account has been established. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through financial institutions other than broker/dealers must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Supplemental Payments to Financial Institutions").

DIRECTLY BY MAIL. To purchase Shares by mail directly from Federated Securities Corp. once an account has been established:

* complete and sign the new account form available from the Fund;

* enclose a check made payable to Federated Ohio Municipal Income Fund -- Class F Shares; and

* send both to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600.

Purchases by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company


("State Street Bank"), into federal funds. This is generally the next business day after State Street Bank receives the check.

DIRECTLY BY WIRE. To purchase Shares directly from Federated Securities Corp. by Federal Reserve Wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: Federated Ohio Municipal Income Fund -- Class F Shares; (Fund Number -- this number can be found on the account statement or by contacting the Fund); Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). Further, there is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, or by sales representatives, Trustees, and employees of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons. Unaffiliated institutions through whom Shares are purchased may charge fees for services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between customer and institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Under certain circumstances, described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.

DEALER CONCESSION. For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING/REDUCING THE SALES CHARGE

The sales charge can be eliminated on the purchase of Shares through:

* quantity discounts and accumulated purchases;

* signing a 13-month letter of intent;

* using the reinvestment privilege; or

* concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of


$900,000 and he purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase. The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having a current value at public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by their financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

This letter of intent will not obligate the shareholder to purchase Shares. This letter may be dated as of a prior date to include any purchases made within the past 90 days towards the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated. (Not all Federated Funds currently offer Class F Shares. Contact your financial institution regarding the availability of other Federated Class F Shares.)

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Shareholder Services Company, plus the 1.00% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.

EXCHANGE PRIVILEGE

Class F shareholders may exchange all or some of their Shares for shares of Ohio Municipal Cash Trust or Class F Shares of other Federated Funds. Exchanges are made at net asset value without being assessed a contingent deferred sales charge. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Class F Shares received through an exchange will include the period for which your original Class F Shares were held.



Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege.

Before a financial institution may request exchange by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept exchange by telephone must first be completed. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold.

Before making an exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

An exercise of the exchange privilege is treated as sale for federal income tax purposes. Depending on the circumstances, a capital gain or loss may be realized.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for more information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge. Instructions for exchanging Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee.



CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares at net asset value without a sales charge, unless shareholders request cash payments on the application or by writing to Federated Shareholder Services Company.

Shares purchased through a financial institution, for which payment by wire is received by State Street Bank on the business day following the order, begin to earn dividends on the day the wire payment is received. Otherwise, Shares purchased by wire begin to earn dividends on the business day after wire payment is received by State Street Bank. Shares purchased by mail, or through a financial institution, if the financial institution's payment is by check, begin to earn dividends on the second business day after the check is received by Federated Shareholder Services Company.


Shares earn dividends through the business day that proper written redemption instructions are received by Federated Shareholder Services Company.

REDEEMING CLASS F SHARES

The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.

THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or a broker/dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Federated Services Company. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must first be completed. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Directly by Mail," should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

DIRECTLY BY MAIL

Shareholders may also redeem Shares by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Shares will be redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the transfer agent receives the redemption request. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Shares from their Fund accounts within certain time periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:


                            CONTINGENT DEFERRED
 AMOUNT OF PURCHASE            SHARES HELD           SALES CHARGE
 Up to $1,999,999           4 years or less             1.00%
 $2,000,000 to $4,999,999   2 years or less             0.50%
 $5,000,000 or more         1 year or less              0.25%




In instances in which Shares have been acquired in exchange for Class F Shares in other Federated Funds, (i) the purchase price is the price of the shares when originally purchased and (ii) the time period during which the shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains, (2) purchases of Shares occurring prior to the number of years necessary to satisfy the applicable hold period, and (3) purchases of Shares occurring within the current hold period. For accounts with Shares subject to multiple share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.

The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account, after the beneficial owner attains age 591/2; or (iii) from the death or permanent and total disability of the beneficial owner. The exemption from the contingent deferred sales charges for qualified Plans, an IRA, Keogh Plan or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for shares in Ohio Municipal Cash Trust or Shares in other Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department or investment adviser registered under the Investment Advisers Act of 1940, as amended, are not subject to the contingent deferred sales charge to the extent that no payment was advanced for purchases made by or through such entities.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of predetermined amounts may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.



Contingent deferred sales charges are charged for Shares redeemed through this program within four years of their purchase dates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of Municipal Securities Income Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

   ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

   ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,


   J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

   J. Scott Albrecht has been the Fund's portfolio manager since March, 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since October, 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

   Jonathan C. Conley has been the Fund's portfolio manager since its inception. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's investment adviser since 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.


DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily net asset value of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:


    MAXIMUM                       AVERAGE AGGREGATE
 ADMINISTRATIVE FEE               DAILY NET ASSETS
   0.150%                     on the first $250 million
   0.125%                     on the next $250 million
   0.100%                     on the next $250 million
   0.075%                 on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shares of that fund are entitled to vote. As of October 7, 1996, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida owned 37.33% of the voting securities of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.



TAX INFORMATION

FEDERAL INCOME TAX

The Fund does not expect to pay federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF OHIO INCOME TAXES

Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest of dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).



STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non- recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996


    PRINCIPAL                                                                      CREDIT
      AMOUNT                                                                       RATING*          VALUE
 LONG-TERM MUNICIPALS -- 99.7%
                 OHIO -- 93.7%
 $       200,000 Akron, Bath & Copley, OH Joint Township, Revenue
                 Bonds, 7.45% (Children's Hospital Medical Center,
                 Akron)/(United States Treasury PRF)/(Original Issue
                 Yield: 7.698%), 11/15/2000 (@102)                                   AAA        $    224,580
         400,000 Akron, Bath & Copley, OH Joint Township, Revenue
                 Bonds, 7.45% (Children's Hospital Medical Center,
                 Akron)/(United States Treasury PRF)/(Original Issue
                 Yield: 7.698%), 11/15/2000 (@102)                                   A+              449,160
         750,000 Ashland County, OH, LT GO Bonds, 7.00%, 12/1/2011                   A               809,415
         300,000 Bellefontaine, OH, Storm Water Utility LT GO Bonds,
                 7.05%, 6/1/2011                                                     A               322,215
         500,000 Brunswick, OH, UT GO Bonds, 7.35% (Original Issue
                 Yield: 7.446%), 12/1/2010                                           A               553,480
       2,500,000 Cleveland, OH Airport System, Revenue Bonds (Series A),
                 6.00% (FGIC INS)/(Original Issue Yield: 6.378%),
                 1/1/2024                                                            AAA           2,481,500
       2,000,000 Cleveland, OH Public Power System, Revenue Bonds,
                 First Mortgage (Series A ), 7.00% (MBIA INS)/(Original
                 Issue Yield: 7.15%), 11/15/2024                                     AAA           2,246,200
       2,600,000 Columbus, OH Municipal Airport Authority,
                 Improvement Revenue Bonds, 6.25% (Port Columbus
                 International Airport)/(MBIA INS)/(Original Issue


                 Yield: 6.35%), 1/1/2024                                             AAA           2,663,414
       2,000,000 Cuyahoga County, OH Hospital Authority,
                 Improvement & Refunding Revenue Bonds (Series A),
                 5.625% (University Hospitals Health System, Inc.)/
                 (MBIA INS)/(Original Issue Yield: 5.90%), 1/15/2026                 AAA           1,908,780
       1,000,000 Cuyahoga County, OH Hospital Authority, Revenue
                 Bonds, 6.25% (Fairview General Hospital)/(Original
                 Issue Yield: 6.321%), 8/15/2010                                     A             1,010,090





FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)


    PRINCIPAL                                                                      CREDIT
      AMOUNT                                                                       RATING*          VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED
 $     1,500,000 Cuyahoga County, OH Hospital Authority, Revenue
                 Bonds, 6.25% (Meridia Health System)/(Original Issue
                 Yield: 6.80%), 8/15/2024                                            A          $  1,495,035
         800,000 Cuyahoga County, OH Hospital Authority, Revenue
                 Bonds, 6.50% (University Hospitals Health System, Inc.)/
                 (Original Issue Yield: 6.68%), 1/15/2019                            AA              818,944
         780,000 Cuyahoga County, OH Hospital Authority, Revenue
                 Refunding Bonds, 6.875% (University Hospitals Health
                 System, Inc.)/(AMBAC INS)/(Original Issue
                 Yield: 6.954%), 1/15/2019                                           AAA             837,556
         500,000 Cuyahoga County, OH Hospital Authority, Revenue
                 Refunding Bonds, 8.00% (Cleveland Clinic)/(Original
                 Issue Yield: 8.068%), 12/1/2015                                     A+              522,400
         800,000 Cuyahoga County, OH, UT GO Jail Facilities Bonds,
                 7.00% (Original Issue Yield: 7.065%), 10/1/2013                     Aa              893,624
         500,000 Franklin County, OH Hospital Facility Authority,
                 Hospital Revenue Refunding & Improvement Bonds,
                 7.25% (Riverside United Methodist Hospital)/(MBIA
                 INS)/(Original Issue Yield: 7.29%), 5/15/2020                       AAA             543,705
         260,000 Franklin County, OH Hospital Facility Authority,
                 Revenue Refunding & Improvement Bonds (Series B),
                 7.50% (Riverside United Methodist Hospital)/(United


                 States Treasury PRF)/(Original Issue Yield: 7.60%),
                 5/15/2000 (@102)                                                    Aa              289,474
       2,000,000 Franklin County, OH Hospital Facility Authority,
                 Revenue Refunding Bonds (Series A), 5.75% (Riverside
                 United Methodist Hospital)/(Original Issue Yield: 6.10%),
                 5/15/2020                                                           Aa            1,938,200
       1,300,000 Hamilton County, OH Health System, Revenue
                 Refunding Bonds, Providence Hospital, 6.875%
                 (Franciscan Sisters of Christian Charity HealthCare
                 Ministry, Inc.)/(Original Issue Yield: 7.05%), 7/1/2015             BBB-          1,312,194





FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)


    PRINCIPAL                                                                      CREDIT
      AMOUNT                                                                       RATING*          VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED
 $       700,000 Hamilton County, OH Hospital Facilities Authority,
                 Revenue Refunding & Improvement Bonds, 7.00%
                 (Deaconess Hospital)/(Original Issue Yield: 7.046%),
                 1/1/2012                                                            A-         $    736,267
       2,000,000 Hamilton County, OH Hospital Facilities Authority,
                 Revenue Refunding Bonds (Series A), 6.25%
                 (Bethesda Hospital, OH)/(Original Issue
                 Yield: 6.55%), 1/1/2012                                             A             2,019,820
         440,000 Lakewood, OH Hospital Improvement Authority,
                 Revenue Refunding Bonds (Series One), 6.00%
                 (Lakewood Hospital, OH)/(MBIA INS)/(Original
                 Issue Yield: 6.90%), 2/15/2010                                      AAA             444,730
         500,000 Lebanon, OH Waterworks System, Revenue
                 Improvement and Refunding Bonds, 7.10%,
                 3/1/2008                                                            A               544,925
       1,000,000 Marion County, OH Hospital Authority, Hospital
                 Refunding & Improvement Revenue Bonds (Series
                 1996), 6.375% (Community Hospital of Springfield)/
                 (Original Issue Yield: 6.52%), 5/15/2011                            BBB+            991,880
         420,000 Marysville, OH, LT Sewer System GO Bonds,
                 7.15%, 12/1/2011                                                    A               453,319
       1,000,000 Miami County, OH, Hospital Facilities Revenue


                 Refunding & Improvement Bonds (Series 1996A),
                 6.375% (Upper Valley Medical Center, OH)/
                 (Original Issue Yield: 6.62%), 5/15/2026                            BBB             971,120
         650,000 Middleburg Heights, OH, LT GO Bonds, 7.20%,
                 12/1/2011                                                           Aa              716,580
       1,000,000 Montgomery County, OH Health Facilities
                 Authority, Revenue Bonds (Series A), 6.625%
                 (Sisters of Charity Health Care System)/(MBIA
                 INS)/(Original Issue Yield: 6.80%), 5/15/2021                       AAA           1,063,420





FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)


    PRINCIPAL                                                                      CREDIT
      AMOUNT                                                                       RATING*          VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED
 $     3,000,000 Moraine, OH Solid Waste Disposal Authority,
                 Revenue Bonds, 6.75% (General Motors Corp.)/
                 (Original Issue Yield: 6.80%), 7/1/2014                             A-         $  3,260,250
      10,515,000 Ohio HFA, Residential Mortgage Revenue Bonds
                 (Series B-2), 6.70% (GNMA COL), 3/1/2025                            AAA          10,800,062
       2,400,000 Ohio HFA, SFM Revenue Bonds (Series A), 7.65%
                 (GNMA COL)/(Original Issue Yield: 7.669%),
                 3/1/2029                                                            AAA           2,516,496
         275,000 Ohio HFA, SFM Revenue Bonds (Series A), 7.80%
                 (GNMA COL), 3/1/2030                                                AAA             288,761
       2,500,000 Ohio State Air Quality Development Authority,
                 PCR Refunding Bonds (Series A), 5.95% (Ohio
                 Edison Co.), 5/15/2029                                              BBB-          2,296,950
         500,000 Ohio State Air Quality Development Authority,
                 PCR Refunding Bonds (Series A), 7.45% (Ohio
                 Edison Co.)/(FGIC INS), 3/1/2016                                    AAA             547,920
       4,800,000 Ohio State Air Quality Development Authority,
                 Revenue Refunding Bonds, 6.375% (JMG Funding
                 Limited Partnership)/(AMBAC INS)/(Original
                 Issue Yield: 6.493%), 1/1/2029                                      AAA           4,980,384
       2,000,000 Ohio State Department of Transportation,
                 Certificates of Participation, 6.125% (Rickenbacker,


                 OH Port Authority), 4/15/2015                                       A+            1,915,540
       2,000,000 Ohio State Turnpike Commission, Revenue
                 Bonds, Series A, 5.75%, 2/15/2024                                   AA-           1,947,460
       1,700,000 Ohio State Water Development Authority, PCR
                 Refunding Bonds, 5.95% (Ohio Edison Co.),
                 5/15/2029                                                           BBB-          1,545,045
         650,000 Ohio State Water Development Authority, Pure
                 Water Revenue Bonds, 7.00% (United States
                 Treasury PRF)/(Original Issue Yield: 7.65%),
                 6/1/1998 (@100)                                                     A               680,290





FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)


    PRINCIPAL                                                                      CREDIT
      AMOUNT                                                                       RATING*          VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                 OHIO -- CONTINUED
 $       350,000 Rocky River, OH City School District, UT GO
                 Bonds (Series A), 6.90% (Original Issue Yield: 6.98%),
                 12/1/2011                                                           Aa         $    378,102
         500,000 South Euclid, OH, UT GO Refunding Bonds, 7.00%,
                 12/1/2011                                                           A1              542,350
         500,000 Tiffin, OH, LT GO Bonds, 7.10%, 12/1/2011                           A               539,865
       3,500,000 Toledo-Lucas County, OH Port Authority, Port
                 Facilities Revenue Refunding Bonds, 5.90% (Cargill,
                 Inc.)/(Original Issue Yield: 5.981%), 12/1/2015                     Aa3           3,536,540
         500,000 University of Cincinnati, OH, General Receipts
                 Revenue Bonds (Series B), 7.00% (Original Issue
                 Yield: 7.05%), 6/1/2011                                             AA-             545,360
         500,000 University of Cincinnati, OH, Revenue Bonds (Series 12),
                 6.50% (Original Issue Yield: 6.613%), 6/1/2011                      AA-             529,130
                  Total                                                                           66,112,532
                 PUERTO RICO -- 3.5%
       2,400,000 Puerto Rico Electric Power Authority, Revenue Bonds
                 (Series T), 6.375% (Original Issue Yield: 6.58%), 7/1/2024          A-            2,501,182
                 VIRGIN ISLANDS -- 2.5%
       1,750,000 Virgin Islands HFA, SFM Revenue Refunding Bonds
                 (Series A), 6.50% (GNMA COL)/(Original Issue
                 Yield: 6.522%), 3/1/2025                                            AAA           1,767,220


                  TOTAL LONG-TERM MUNICIPALS
                  (IDENTIFIED COST $67,769,855)(A)                                              $ 70,380,934



Securities that are subject to alternative minimum tax represents 43.6% of the portfolio as calculated based upon total portfolio market value.

(a) The cost of investments for federal tax purposes amounts to $67,769,855. The net unrealized appreciation of investments on a federal tax basis amounts to $2,611,079 which is comprised of $3,040,769 appreciation and $429,690 depreciation at August 31, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($70,567,715) at August 31, 1996.



FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL   -- Collateralized
FGIC  -- Financial Guaranty Insurance Company
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HFA   -- Housing Finance Authority


INS   -- Insured
LT    -- Limited Tax
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue
PRF   -- Prerefunded
SFM   -- Single Family Mortgage
UT    -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996


 ASSETS:
 Total investments in securities, at value (identified and tax cost $67,769,855)                   $70,380,934
 Cash                                                                                                   51,488
 Income receivable                                                                                   1,268,739
 Receivable for shares sold                                                                             22,095
   Total assets                                                                                     71,723,256
 LIABILITIES:
 Payable for investments purchased                                                  $ 990,737
 Payable for shares redeemed                                                              101
 Income distribution payable                                                          119,082
 Accrued expenses                                                                      45,621
   Total liabilities                                                                                 1,155,541
 NET ASSETS for 6,295,420 shares outstanding                                                       $70,567,715
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $68,463,362
 Net unrealized appreciation of investments                                                          2,611,079
 Accumulated net realized loss on investments                                                         (562,495)
 Undistributed net investment income                                                                    55,769
   Total Net Assets                                                                                $70,567,715
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($70,567,715 / 6,295,420 shares outstanding)                                 $11.21
 Offering Price Per Share (100/99.00 of $11.21)*                                                        $11.32
 Redemption Proceeds Per Share (99.00/100 of $11.21)**                                                  $11.10




 * See "What Shares Cost."
** See "Contingent Deferred Sales Charge."

(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1996


 INVESTMENT INCOME:
 Interest                                                                                    $4,411,115
 EXPENSES:
 Investment advisory fee                                                    $   285,381
 Administrative personnel and services fee                                      125,000
 Custodian fees                                                                  18,266
 Transfer and dividend disbursing agent fees and expenses                        51,504
 Directors'/Trustees' fees                                                        3,565
 Auditing fees                                                                   13,711
 Legal fees                                                                       3,276
 Portfolio accounting fees                                                       49,252
 Distribution services fee                                                      285,377
 Shareholder services fee                                                       178,361
 Share registration costs                                                        16,062
 Printing and postage                                                            20,895
 Insurance premiums                                                               4,236
 Taxes                                                                              215
 Miscellaneous                                                                    2,160
   Total expenses                                                             1,057,261
 Waivers --
   Waiver of investment advisory fee                         $ (233,662)
   Waiver of distribution services fee                         (171,226)
   Waiver of shareholder services fee                          (7,134)
     Total waivers                                                             (412,022)
       Net expenses                                                                             645,239
         Net investment income                                                                3,765,876
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:


 Net realized gain on investments                                                               415,434
 Net change in unrealized appreciation of investments                                          (528,504)
   Net realized and unrealized loss on investments                                             (113,070)
     Change in net assets resulting from operations                                          $3,652,806




(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)
STATEMENT OF CHANGES IN NET ASSETS


                                                                                         YEAR ENDED
                                                                                         AUGUST 31,
                                                                                   1996            1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                         $  3,765,876     $  4,028,250
 Net realized gain (loss) on investments ($230,283 net gain and $782,520
 net loss, respectively, as computed for federal tax purposes)                      415,434         (712,819)
 Net change in unrealized (depreciation) appreciation                              (528,504)       1,576,901
   Change in net assets resulting from operations                                 3,652,806        4,892,332
 NET EQUALIZATION CREDITS (DEBITS)--                                                 (4,115)         (39,884)
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                        (3,771,215)      (3,954,127)
   Change in net assets resulting from distributions to shareholders             (3,771,215)      (3,954,127)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                     7,290,549        6,748,209
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                           2,308,433        1,562,674
 Cost of shares redeemed                                                         (9,440,266)     (20,243,640)
   Change in net assets resulting from share transactions                           158,716      (11,932,757)
     Change in net assets                                                            36,192      (11,034,436)
 NET ASSETS:
 Beginning of period                                                             70,531,523       81,565,959
 End of period (including undistributed net investment income
 of $55,769 and $65,223, respectively)                                         $ 70,567,715     $ 70,531,523




(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

The Board of Trustees approved a change in the name of the Fund as follows:


EFFECTIVE DATE             NEW NAME
March 31, 1996    Federated Ohio Municipal Income Fund




The Board of Trustees approved a change in the name of the Fortress Shares as follows:


EFFECTIVE DATE      NEW NAME
March 31, 1996    Class F Shares




2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FEDERATED OHIO MUNICIPAL INCOME FUND


(FORMERLY, OHIO MUNICIPAL INCOME FUND)

   At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $562,497 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



   EXPIRATION YEAR    EXPIRATION AMOUNT
   2003               $ 562,497




   EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Class F Shares were as follows:


                                                                           YEAR ENDED AUGUST 31,
                                                                           1996             1995
                                                                          SHARES           SHARES
 Shares sold                                                              641,518          626,737
 Shares issued to shareholders in payment of distributions declared       204,123          144,421
 Shares redeemed                                                         (835,151)      (1,896,511)
  Net change resulting from share transactions                             10,490       (1,125,353)




FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $29,070 and start-up administrative services expenses of $97,677 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five-year period following October 10, 1990 (date the Fund first became effective). For the year ended August 31, 1996, the Fund paid $878 pursuant to this agreement.



FEDERATED OHIO MUNICIPAL INCOME FUND
(FORMERLY, OHIO MUNICIPAL INCOME FUND)

   INTERFUND TRANSACTIONS -- During the year ended August 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $9,950,000 and $10,150,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:


PURCHASES                                    $8,863,690
SALES                                        $7,510,421




6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1996, 49.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.3% of total investments.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of MUNICIPAL SECURITIES INCOME TRUST and Shareholders of FEDERATED OHIO MUNICIPAL INCOME FUND
(formerly, OHIO MUNICIPAL INCOME FUND):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund as of August 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ohio Municipal Income Fund as of August 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 11, 1996

ADDRESSES


Federated Ohio Municipal Income Fund
                Class F Shares              Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Distributor
                Federated Securities Corp.  Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
                Federated Advisers          Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Custodian
                State Street Bank and       P.O. Box 8600
                Trust Company               Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder       P.O. Box 8600
                Services Company            Boston, Massachusetts 02266-8600

Independent Auditors
                Deloitte & Touche LLP       2500 One PPG Place
                                            Pittsburgh, Pennsylvania 15222-5401

FEDERATED OHIO MUNICIPAL INCOME FUND

(FORMERLY, OHIO MUNICIPAL INCOME FUND)

(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)



CLASS F SHARES

(FORMERLY, FORTRESS SHARES)

PROSPECTUS

A Non-Diversified Portfolio of
Municipal Securities Income Trust,
An Open-End, Management
Investment Company

October 31, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779
Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 625922307
0090702A-F (10/96)





                     FEDERATED OHIO MUNICIPAL INCOME FUND
                    (FORMERLY, OHIO MUNICIPAL INCOME FUND)
              (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                                CLASS F SHARES
                         (FORMERLY, FORTRESS SHARES)

                     STATEMENT OF ADDITIONAL INFORMATION
    This Statement of Additional Information should be read with the
    prospectus of Federated Ohio      Municipal Income Fund (the `Fund''),
    a portfolio of Municipal Securities Income Trust (the `Trust'') dated October 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400. FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated October 31, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 625922307
0090702B  (10/96)



GENERAL INFORMATION ABOUT THE FUND                            4

INVESTMENT OBJECTIVE AND POLICIES                             4

 Acceptable Investments                                       4
 When-Issued and Delayed Delivery Transactions                7
 Temporary Investments                                        7
 Portfolio Turnover                                           9
 Investment Limitations                                       9
 Ohio Investment Risks                                       13
MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT                 15

 Fund Ownership                                              23
 Trustees Compensation                                       23
 Trustee Liability                                           25
INVESTMENT ADVISORY SERVICES                                 26

 Adviser to the Fund                                         26
 Advisory Fees                                               26

OTHER SERVICES                                               27

 Fund Administration                                         27
 Custodian and Portfolio Accountant                          27
 Transfer Agent                                              28
 Independent Auditors                                        28

BROKERAGE TRANSACTIONS                                       28


PURCHASING CLASS F SHARES                                    29



 Distribution Plan and Shareholder Services Agreement        30
 Conversion to Federal Funds                                 31
 Purchases by Sales Representatives, Fund Trustees, and
  Employees                                                  31
DETERMINING NET ASSET VALUE                                  31

 Valuing Municipal Bonds                                     31
 Use of Amortized Cost                                       32

REDEEMING CLASS F SHARES                                     32

 Redemption in Kind                                          32
 Massachusetts Partnership Law                               33

TAX STATUS                                                   34

 The Fund's Tax Status                                       34
 Shareholders' Tax Status                                    34
TOTAL RETURN                                                 35

YIELD                                                        35

TAX-EQUIVALENT YIELD                                         36

 Tax-Equivalency Table                                       36
PERFORMANCE COMPARISONS                                      38


 Economic and Market Information                             40

ABOUT FEDERATED INVESTORS                                    40


 Mutual Fund Market                                          41

 Institutional Clients                                       41

 Trust Organizations                                         42
 Broker/Dealers and Bank Broker/Dealer Subsidiaries          42
APPENDIX                                                     43


GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio of Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On September 16, 1992, (effective October 31, 1992), the Trustees approved changing the name of the Trust from Federated Municipal Income Trust to Municipal Securities Income Trust. On February 26,1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from Ohio Municipal Income Fund to Federated Ohio Municipal Income Fund and also approved changing the name of the Fund's presently offered shares from Fortress Shares to Class F Shares (`Shares'').

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The investment objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in Ohio municipal securities.
  CHARACTERISTICS
     The Ohio municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch's Investors Service, Inc. change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of Ohio municipal securities are:
     ogovernmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain non-appropriation clauses;
     omunicipal notes and tax-exempt commercial paper;
     oserial bonds;
     otax anticipation notes sold to finance working capital needs of municipalities;
     obond anticipation notes sold in anticipation of the issuance of long-term bonds;
     opre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations;
      and
     ogeneral obligation bonds.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
     In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
     owhether the lease can be terminated by the lessee:


     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;
     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an ``event of non-appropriation''); and
     oany credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
From time to time, such as when suitable Ohio municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Ohio municipal bonds and thereby reduce the Fund's yield.
  REVERSE REPURCHASE AGREEMENTS
     The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
     When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual portfolio turnover rate exceeding 100%. For the fiscal years ended August 31, 1996 and 1995, the portfolio turnover rates were 11% and 33%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities


     Act of 1933.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.


  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE FUND
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
In addition, in order to comply with certain state restrictions, the Fund may not invest in real estate limited partnerships.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''

OHIO INVESTMENT RISKS
The economy of the State of Ohio is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. During the past decade, competition in various industries in the State of Ohio has changed from being domestic to international in nature. In addition, these industries may be characterized as having excess capacity in particular product segments. The steel industry, in particular, and the automobile industry, to a lesser extent, share these characteristics. Because the State of Ohio and certain underlying municipalities have large exposure to these industries and their respective aftermarkets, trends in these industries may, over the long term, impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.
Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the State. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the rating agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

The State acted quickly in response to the national recession. Expenditure reductions in excess of $700 million coupled with various revenue adjustments enabled the State to maintain its General Fund balances and restore $21 million to its budget stabilization reserve during fiscal 1993. Strong performance in fiscal 1994 and 1995, resulted in additional revenue levels that were well above the 1990 levels. Ohio's budget stabilization fund is currently over $800 million. The State has relatively modest debt outstanding as compared to its economic base.

Economic restructuring continues as the State's traditional manufacturing sectors are gradually replaced by trade and service sectors. This transformation will reduce the State's sensitivity to economic cycles.
The State has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. When these procedures are invoked, the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty-one cities and villages, including the City of Cleveland; in sixteen of these communities, the fiscal situation has been resolved and the procedures terminated.
The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.




MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions with Federated California Municipal Income Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.






J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee


Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer


Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech
Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, `The Funds'' and ``Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.;


Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



FUND OWNERSHIP
Officers and Trustees own less than 1% of the outstanding Shares.

As of October 7, 1996, the following shareholder of record owned 5% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 2,323,652 Shares (37.33%). TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#           FROM FUND COMPLEX +


John F. Donahue     $ -0-               $ -0- for the Trust and


Trustee and Chairman                    54 other investment companies in
the Fund Complex
Thomas G. Bigley++  $1,243.22      $86,331 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John T. Conroy      $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
William J. Copeland $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
J. Christopher Donahue   $ -0-               $ -0- for the Trust and
Trustee and Exec. Vice Pres.                      16 other investment
companies in the Fund Complex
James E. Dowd       $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $1,243.22      $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $1,363.10      $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Peter E. Madden     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Gregor F. Meyer     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


John E. Murray, Jr. $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Wesley W. Posvar    $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Marjorie P. Smuts   $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of five portfolios.
+The information is provided for the last calendar year.
++Mr Bigley served on 39 investment companies in the Federated funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated funds.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1996, 1995, and 1994, the Adviser earned $285,381, $291,144, and
$332,570, respectively, of which $233,662, $256,279, and $332,570, respectively, were voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and


     1.5% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1996, 1995 and 1994, the Administrators collectively earned $125,000, $125,000 and $224,287, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund.


Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, Boston, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
PURCHASING CLASS F SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under `Investing in Class F Shares.''



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1996, 1995 and 1994, payments in the amount of $285,377, $291,139 and $307,350, respectively, were made pursuant to the Distribution Plan, of which $171,226, $180,166 and $96,875, respectively, were waived. In addition, for the fiscal year ended August 31, 1996, the Fund paid shareholder service fees in the amount of $178,361, of which $7,134 were waived.

CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES
Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING CLASS F SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures and contingent deferred sales charges are explained in the prospectus under `Redeeming Class F Shares.''Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class's net asset value, whichever is less, for any one shareholder within a 90-day period.


Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.



TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     o  the availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
TOTAL RETURN


The Fund's average annual total returns for the fiscal year ended August 31, 1996, and for the period from October 12, 1990 (date of initial public investment) to August 31, 1996, were 3.29% and 7.52%, respectively.

The average annual total return for the Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 less any applicable sales charge, adjusted over the period by any additional Shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge will be deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.
YIELD


The Fund's yield for the 30-day period ended August 31, 1996 was 5.06%.

The yield for the Fund is determined each day by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Fund Shares over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD


The Fund's tax-equivalent yield for the 30-day period ended August 31, 1996 was 7.57%.

The tax-equivalent yield for shares of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that either class would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the State of Ohio. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between `tax-free'' and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996

                               STATE OF OHIO

    FEDERAL TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL AND STATE TAX BRACKET:
              19.457% 33.201%   37.900%     43.500%    47.100%


    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.86%    2.25%     2.42%      2.65%       2.84%
     2.00%     2.48%    2.99%     3.22%      3.54%       3.78%
     2.50%     3.10%    3.74%     4.03%      4.42%       4.73%
     3.00%     3.72%    4.49%     4.83%      5.31%       5.67%
     3.50%     4.35%    5.24%     5.64%      6.19%       6.62%
     4.00%     4.97%    5.99%     6.44%      7.08%       7.56%
     4.50%     5.59%    6.74%     7.25%      7.96%       8.51%
     5.00%     6.21%    7.49%     8.05%      8.85%       9.45%
     5.50%     6.83%    8.23%     8.86%      9.73%      10.40%


     6.00%     7.45%    8.98%     9.66%     10.62%      11.34%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.



PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the `general municipal bond funds''category in advertising and sales literature.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the municipal sector, as of December 31, 1995, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 20 money market funds with approximately $7.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated mutual funds are available to consumers through major brokerage firms nationwide -- including 200 New York Stock Exchange firms -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*source:  Investment Company Institute



APPENDIX

STANDARD & POOR'S RATINGS GROUP("S&P") MUNICIPAL BOND RATINGS
AAA--Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from `AA'' to ``CCC'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND RATINGS


AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. ("FITCH") LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.


PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `AAA'' category. STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.


A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated `A-1.''
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.







FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST



(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)

PROSPECTUS

The shares of Federated Michigan Intermediate Municipal Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The Fund invests primarily in a portfolio of Michigan municipal securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference in this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1996

 TABLE OF CONTENTS


 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS                                                    2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Michigan Municipal Securities                                          5
  Investment Risks                                                       6
  Non-Diversification                                                    6
  Investment Limitations                                                 6
 NET ASSET VALUE                                                         7
 INVESTING IN THE FUND                                                   7
  Share Purchases                                                        7
  Minimum Investment Required                                            8
  What Shares Cost                                                       8
  Eliminating/Reducing the Sales Charge                                  9
  Systematic Investment Program                                         10
  Certificates and Confirmations                                        10
  Dividends and Distributions                                           11
 EXCHANGE PRIVILEGE                                                     11
  Requirements for Exchange                                             11
  Tax Consequences                                                      11
  Making an Exchange                                                    11
 REDEEMING SHARES                                                       12
  Through a Financial Institution                                       12
  Directly from the Fund                                                12
  Contingent Deferred Sales Charge                                      13


  Systematic Withdrawal Program                                         14
  Accounts with Low Balances                                            14
 TRUST INFORMATION                                                      14
  Management of the Trust                                               14
  Distribution of Fund Shares                                           15
  Administration of the Fund                                            16
 SHAREHOLDER INFORMATION                                                17
  Voting Rights                                                         17
 TAX INFORMATION                                                        17
  Federal Income Tax                                                    17
  Michigan Taxes                                                        18
  State and Local Taxes                                                 18
 PERFORMANCE INFORMATION                                                19
 FINANCIAL STATEMENTS                                                   20
 INDEPENDENT AUDITORS' REPORT                                           36
 ADDRESSES                                               Inside Back Cover





SUMMARY OF FUND EXPENSES

                                       SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                                               3.00%
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                               None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(1)                                                   0.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                 None
 Exchange Fee                                                                                       None




                                         ANNUAL OPERATING EXPENSES
                                   (As a percentage of average net assets)


 Management Fee (after waiver)(2)                                                                   0.00%
 12b-1 Fee                                                                                          None
 Total Other Expenses (after expense reimbursement)                                                 0.50%
   Shareholder Services Fee (after waiver)(3)                                          0.07%
     Total Operating Expenses(4)                                                                    0.50%




(1) Shareholders who purchased shares with the proceeds of a redemption of shares of an unaffiliated investment company, purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase. See "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.13% absent the voluntary waivers of the management fee and a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2) redemption
at the end of each time period and (3) payment of maximum
sales charge                                                       $35       $46       $57      $91




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 36.


                                                                  YEAR ENDED AUGUST 31,
                                                  1996       1995      1994         1993       1992(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $10.80    $10.59      $11.02      $10.38       $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.36      0.54        0.53        0.55         0.56
   Net realized and unrealized gain
   (loss) on investments                          (0.10)     0.21       (0.43)       0.64         0.38
   Total from investment operations                0.26      0.75        0.10        1.19         0.94
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.36)    (0.54)      (0.53)      (0.55)       (0.56)
 NET ASSET VALUE, END OF PERIOD                  $10.70    $10.80      $10.59      $11.02       $10.38
 TOTAL RETURN(B)                                   4.13%     7.39%       0.88%      11.73%        9.60%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.50%     0.50%       0.50%       0.37%        0.07%*
   Net investment income                           4.99%     5.19%       4.87%       5.11%        5.66%*
   Expense waiver/reimbursement(c)                 0.63%     0.65%       0.57%       1.06%        1.26%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $62,785    $60,621    $58,480     $50,625      $29,998
   Portfolio turnover                                 7%        23%        13%          3%          26%




* Computed on an annualized basis.

(a) Reflects operations for the period from September 18, 1991 (date of initial public investment) to August 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. On June 1, 1994, Michigan Municipal Income Fund changed its name to Michigan Intermediate Municipal Trust.



The Fund is designed for customers of financial institutions such as banks, fiduciaries, investment advisers and broker/dealers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Michigan municipal securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-Michigan taxpayers or retirement plans since Michigan municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

Except as otherwise noted in this prospectus, Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Michigan.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of Michigan municipal securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be between three and ten years, and the Fund's average-weight duration will be between three and seven years. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include:

* obligations issued by or on behalf of the state of Michigan, its political subdivisions, or agencies;

* debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Michigan.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS. The Michigan municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's"), AAA, AA or A by Standard & Poor's Ratings Group ("S&P"), and AAA, AA or A by Fitch Investors Service, Inc. ("Fitch"). In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Michigan municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Board of Trustees (the "Trustees") of the Trust will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Michigan municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED SECURITIES. As a matter of fundamental policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the state of Michigan and Michigan municipalities personal income taxes. However, from time to time when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Michigan municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond, or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).



There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of Michigan or Michigan municipalities.

MICHIGAN MUNICIPAL SECURITIES

Michigan municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Michigan municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Michigan or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Michigan municipal securities which meet the Fund's quality standards may not be possible if the state of Michigan or its municipalities do not maintain their current credit ratings. In addition, any Michigan constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Michigan municipal securities.

A further discussion of the risks of a portfolio which invests largely in Michigan municipal securities is contained in the Statement of Additional


Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer, and (b) beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10%


of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open for business. Shares of the Fund may be purchased through a financial institution which has a sales agreement with the distributor, or directly from the distributor, Federated Securities Corp., once an account has been established. The Fund reserves the right to reject any purchase request.



THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or broker/dealer) to place an order to purchase shares of the Fund. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a financial institution must be received by the financial institution before 4:00 p.m. (Eastern time) and must be transmitted by the financial institution to the Fund before 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

DIRECTLY FROM THE DISTRIBUTOR. An investor may place an order to purchase shares directly from the distributor, once an account has been established. To do so: complete and sign the new account form available from the Fund; enclose a check made payable to Federated Michigan Intermediate Municipal Trust; and mail both to Federated Michigan Intermediate Municipal Trust, P.O. Box 8600, Boston, MA 02266-8600.

The order is considered received after the check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check.

To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention:
EDGEWIRE; For Credit to: Federated Michigan Intermediate Municipal Trust;


(Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial institutions holding Fund shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST



Fund shares are sold at their net asset value, less any applicable sales charge, next determined after an order is received:


                                                  SALES CHARGE AS A            SALES CHARGE AS A
                                                     PERCENTAGE                    PERCENTAGE
                                                     OF PUBLIC                   OF NET AMOUNT
 AMOUNT OF TRANSACTION                             OFFERING PRICE                   INVESTED
 Less than $50,000                                     3.00%                         3.09%
 $50,000 but less than $100,000                        2.50%                         2.56%
 $100,000 but less than $250,000                       2.00%                         2.04%
 $250,000 but less than $500,000                       1.50%                         1.52%
 $500,000 but less than $1 million                     1.00%                         1.01%
 $1 million or greater                                 0.00%                         0.00%




The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

No sales charge is imposed for shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or to shareholders designated as Liberty Life Members. However, investors who purchase shares through a trust department or investment adviser may be charged an additional service fee by the institution. Additionally, no sales charge is imposed for shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.

DEALER CONCESSION. For sales of shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of shares outstanding at each month end. No sales charge is imposed for fund shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940, as amended. However, investors who purchase shares through a trust department or investment adviser may be charged an additional service fee by that institution.

ELIMINATING/REDUCING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Fund shares through:

* quantity discounts and accumulated purchases;

* signing a 13-month letter of intent;

* using the reinvestment privilege;

* concurrent purchases; or

* purchases with proceeds from redemptions of unaffiliated mutual fund shares.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.50%, not 3.00%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge effective as of the date on which the Fund confirms the previous purchases (which, under normal circumstances, would be the date on which the Fund received the notice from the shareholder that Fund shares are already owned).

LETTER OF INTENT. If a shareholder intends to purchase a specific dollar amount of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. For example, if a shareholder intends to purchase at least $50,000 in shares, the letter of intent shall include a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 3.00% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The applicable portion of the 3.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days towards the dollar fulfillment of the letter of intent.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Fund shares or Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in one of the other Class A Shares of the Federated Funds and $600,000 in shares of the Fund, the sales charge would be eliminated.

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

PURCHASES WITH PROCEEDS FROM REDEMPTION OF UNAFFILIATED MUTUAL FUND SHARES. Investors may purchase shares of the fund at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission and was not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made. From time to time, the Fund may offer dealers a payment of
 .50 of 1% for shares purchased under this program. If shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in shares at the net asset value next determined after an order is received by Federated Shareholder Services Company, plus the applicable sales charge. A shareholder may apply for participation in this program through his financial institution.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the transfer agent.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS AND DISTRIBUTIONS



Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to Federated Shareholder Services Company. All shareholders on the record date are entitled to the dividend.

EXCHANGE PRIVILEGE

Shareholders may exchange all or some of their Fund shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges.
Shareholders in certain other Federated Funds may exchange all or some of their shares for Fund shares or Class A Shares.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for more information on and prospectuses for the Federated Funds into which your Fund shares may be exchanged free of charge. Instructions for exchanging Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee.

Shareholders of Fund shares or Class A Shares who have been designated as Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.


REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive the prospectus of the fund into which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon circumstances, a capital gain or loss may be realized.

MAKING AN EXCHANGE

Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to: Federated


Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.

Shareholders who desire to automatically exchange Fund shares of a predetermined amount on a monthly, quarterly, annual or other periodic basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution.

TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Any Fund shares held in certificate form cannot be exchanged by telephone, but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.

REDEEMING SHARES



The Fund redeems shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemptions can be made through a financial institution or directly from the Fund. Redemption requests must be received in proper form.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem shares of the Fund by calling his financial institution (such as a bank or a broker/dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

DIRECTLY FROM THE FUND

BY TELEPHONE. Shareholders who have not purchased through a financial institution may redeem their shares of a Fund by telephoning the Fund. The proceeds will be mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. The minimum amount for a wire transfer is $1,000. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Any shareholder may redeem Fund shares by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

CONTINGENT DEFERRED SALES CHARGE

Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge .50 of 1% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption.



The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) shares held for more than one full year from the date of purchase with respect to applicable shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains;
(2) shares held for more than one full year from the date of purchase with respect to applicable shares; and (3) shares held for less than one full year from the date of purchase with respect to applicable shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund shares for shares of Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from shares.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

   ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

   ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is wholly-owned by Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

   J. Scott Albrecht has been the Fund's portfolio manager since March, 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since October, 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

   Jonathan C. Conley has been the Fund's portfolio manager since its inception. Mr. Conley joined Federated Investors in 1979 and has been a


   Senior Vice President of the Fund's investment adviser since 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:


     MAXIMUM                       AVERAGE AGGREGATE
ADMINISTRATIVE FEE                 DAILY NET ASSETS
      0.15%                    on the first $250 million
      0.125%                   on the next $250 million
      0.10%                    on the next $250 million
      0.075%                on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily under the Shareholder Services Agreement. Federated Shareholder Services will either perform shareholder services directly or will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Services Plan, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include participating in sales, educational and training seminars at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As of October 7, 1996, Enbanco, Traverse City, Michigan, owned 38.64% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

MICHIGAN TAXES



Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code of 1986, as amended, and represent (i) interest income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

That portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on such securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.


STATE AND LOCAL TAXES



Income from the Fund is not necessarily free from taxes in states other than Michigan. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- 98.70%
                 MICHIGAN -- 97.5%
 $       100,000 Ann Arbor, MI Public School District, UT GO Bonds,
                 6.50% (Michigan State GTD)/(United States Treasury
                 PRF)/(Original Issue Yield: 6.70%), 5/1/1997 (@102)                              AA    $    103,660
         230,000 Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2000                                      AA         241,350
         215,000 Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2001                                      AA         226,988
         100,000 Auburn Hills, MI, LT GO Bonds, 6.50%, 5/1/1997                                   A+         101,710
         600,000 Avondale, MI School District, UT GO Refunding Bonds,
                 5.40% (Michigan State GTD)/(Original Issue Yield:
                 5.45%), 5/1/2003                                                                 AA-        613,086
         500,000 Avondale, MI School District, UT GO Refunding Bonds,
                 6.75% (Michigan State GTD)/(Original Issue Yield:
                 6.95%), 5/1/2014                                                                 AA         533,830
         500,000 Battle Creek, MI Building Authority, Revenue Bonds,
                 6.00%, 4/1/2002                                                                  A+         527,370
         500,000 Battle Creek, MI Building Authority, Revenue Bonds,
                 6.10%, 4/1/2003                                                                  A+         527,300
         100,000 Battle Creek, MI Water Supply System, Revenue Bonds
                 (Series B), 6.90% (United States Treasury PRF), 9/1/1998
                 (@102)                                                                           NR         106,750
         335,000 Calhoun County, MI, UT GO (Series II), 6.60% (AMBAC
                 INS), 7/1/2002                                                                   AAA        346,326
         100,000 Detroit, MI City School District, UT GO Refunding


                 Bonds (Series A), 7.15% (MBIA INS), 5/1/1998                                     AAA        104,478
         500,000 Detroit, MI Economic Development Corp., Resource
                 Recovery Revenue Bonds (Series A), 6.875% (FSA INS)/
                 (Original Issue Yield: 7.00%), 5/1/2009                                          AAA        531,325




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- continued
                 MICHIGAN -- continued
 $     3,000,000 Detroit, MI Water Supply System, Revenue Refunding
                 Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.10%),
                 7/1/2002                                                                         AAA   $  3,167,070
       1,000,000 Eastern Michigan University, Revenue Bonds, 6.10%
                 (AMBAC INS)/(Original Issue Yield: 6.15%), 6/1/2004                              AAA      1,062,610
         200,000 Farmington Hills, MI Hospital Finance Authority,
                 Hospital Revenue Refunding Bonds (Series A), 6.60%
                 (Botsford General Hospital)/(MBIA INS), 2/15/2000                                AAA        212,722
         425,000 Forest Hills, MI Public School, UT GO Bonds, 7.375%
                 (United States Treasury PRF)/(Original Issue Yield:
                 7.397%), 5/1/2015 (@101)                                                         AA-        467,436
         285,000 Garden City, MI School District, UT GO Refunding
                 Bonds, 5.80% (FSA INS), 5/1/2004                                                 AAA        300,151
         250,000 Garden City, MI School District, UT GO Refunding
                 Bonds, 5.90% (FSA INS), 5/1/2005                                                 AAA        264,553
         565,000 Garden City, MI School District, UT GO Refunding
                 Bonds, 6.00% (FSA INS), 5/1/2006                                                 AAA        597,996
         515,000 Garden City, MI School District, UT GO Refunding
                 Bonds, 6.10% (FSA INS), 5/1/2007                                                 AAA        545,684
       1,200,000 Grand Rapids, MI Public Schools, UT GO Bonds, 5.00%
                 (Original Issue Yield: 5.40%), 5/1/2002                                          AA-      1,217,364
         300,000 Grand Rapids, MI Sanitation Sewer System, Revenue


                 Bonds, 5.50% (Original Issue Yield: 5.55%), 1/1/2003                             AA         309,270
         250,000 Grand Rapids, MI Sanitation Sewer System, Revenue
                 Bonds, 5.60% (Original Issue Yield: 5.65%), 1/1/2004                             AA         258,710
         130,000 Grand Valley, MI State College, Housing Revenue
                 Bonds, 6.60% (United States Treasury COL), 10/1/1996                             AAA        130,277
         150,000 Huron Valley, MI School District, UT GO Bonds, 6.50%
                 (Michigan State GTD)/(United States Treasury PRF),
                 5/1/2002 (@102)                                                                   AA        163,176




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                 MICHIGAN -- CONTINUED
 $       270,000 Ingham County MI Sewer Authority, Revenue Bonds,
                 Project #4, Delhi Charter Township, 5.70%, 11/1/2003                             AA-   $    282,155
         360,000 Ingham County MI Sewer Authority, Revenue Bonds,
                 Project #4, Delhi Charter Township, 5.80%, 11/1/2004                             AA-        376,121
         465,000 Ingham County MI Sewer Authority, Revenue Bonds,
                 Project #4, Delhi Charter Township, 5.90%, 11/1/2005                             AA-        485,674
       1,850,000 Jenison Public Schools, UT GO School Building and Site
                 Refunding Bonds, Series 1996, 5.30% (FGIC INS)/
                 (Original Issue Yield: 5.40%), 5/1/2007                                          AAA      1,849,112
         265,000 Kent Hospital Finance Authority, MI, Hospital Revenue
                 Refunding Bonds, 6.30% (Pine Rest Christian Hospital,
                 MI)/(FGIC INS)/(Original Issue Yield: 6.40%), 11/1/2003                          AAA        286,057
         415,000 Kent Hospital Finance Authority, MI, Hospital Revenue
                 Refunding Bonds, 6.30% (Pine Rest Christian Hospital,
                 MI)/(FGIC INS)/(Original Issue Yield: 6.45%), 11/1/2004                          AAA        446,001
         500,000 Lake Orion, MI School District, UT GO Refunding
                 Bonds, 5.90% (Michigan State GTD)/(AMBAC INS),
                 5/1/2001                                                                         AAA        525,260
       2,000,000 Lake Orion, MI School District, UT GO Refunding
                 Bonds, 6.05% (AMBAC INS)/(Michigan State LOC),
                 5/1/2002                                                                         AAA      2,124,180
         900,000 Lansing, MI Sewer Disposal System, Revenue


                 Refunding Bonds, 5.30% (FGIC INS)/(Original Issue
                 Yield: 5.35%), 5/1/2005                                                          AAA        913,995
         500,000 Lansing, MI Sewer Disposal System, Revenue
                 Refunding Bonds, 5.50% (FGIC INS)/(Original Issue
                 Yield: 5.60%), 5/1/2007                                                          AAA        507,260
         750,000 Livonia, MI Public School District, UT GO Bonds
                 (Series I), 6.00%, 5/1/2001                                                      AA         790,875
       1,710,000 Marquette, MI Hospital Finance Authority, Hospital
                 Revenue Refunding Bonds (1996 Series D), 5.30%
                 (Marquette General Hospital, MI)/(FSA INS), 4/1/2005                             AAA      1,725,168




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                 MICHIGAN -- CONTINUED
 $     1,290,000 Marquette, MI Hospital Finance Authority, Hospital
                 Revenue Refunding Bonds (1996 Series D), 5.40%
                 (Marquette General Hospital, MI)/(FSA INS), 4/1/2006                             AAA   $  1,302,436
         100,000 Michigan Higher Education Student Loan Authority,
                 Revenue Refunding Bonds (Series X1), 7.10% (AMBAC
                 INS), 10/1/1997                                                                  AAA        103,010
       1,500,000 Michigan Municipal Bond Authority, Revenue
                 Refunding Q-SBLF Bonds, 6.00% (Michigan State)/
                 (Michigan State GTD)/(Original Issue Yield: 6.10%),
                 5/1/2002                                                                         AA       1,585,635
       3,000,000 Michigan Public Power Agency, Revenue Refunding
                 Bonds (Series A) Belle River Project, 5.70% (Original
                 Issue Yield: 5.80%), 1/1/2003                                                    AA-      3,128,310
         100,000 Michigan State Comprehensive Transportation Board,
                 Revenue Refunding Bonds (Series 1988-I), 6.55%
                 (Michigan State), 9/1/1997                                                       AA-        102,480
       1,000,000 Michigan State Comprehensive Transportation Board,
                 Revenue Refunding Bonds (Series B), 5.50% (Michigan
                 State)/(Original Issue Yield: 5.60%), 5/15/2002                                  AA-      1,037,290
       1,000,000 Michigan State Comprehensive Transportation Board,
                 Revenue Refunding Bonds (Series B), 6.00% (Michigan
                 State)/(Original Issue Yield: 6.05%), 5/15/2007                                  AA-      1,037,650


         100,000 Michigan State Comprehensive Transportation Board,
                 Revenue Refunding Bonds (Series B-II), 6.55% (Michigan
                 State), 11/1/1997                                                                AA-        102,801
         415,000 Michigan State Hospital Finance Authority, Revenue
                 Bonds (Series A), 6.15% (Crittenton Hospital, MI),
                 3/1/2001                                                                         A          433,658
         440,000 Michigan State Hospital Finance Authority, Revenue
                 Bonds (Series A), 6.25% (Crittenton Hospital, MI),
                 3/1/2002                                                                         A          463,302




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                 MICHIGAN -- CONTINUED
 $     1,000,000 Michigan State Hospital Finance Authority, Revenue
                 Bonds, 5.25% (St. John Hospital, MI)/(AMBAC INS)/
                 (Original Issue Yield: 5.65%), 5/15/2026                                         AAA   $    907,380
         500,000 Michigan State Hospital Finance Authority, Revenue
                 Bonds, Providence Hospital, 7.00% (Daughters of
                 Charity)/(Original Issue Yield: 7.04%), 11/1/2021                                NR         536,760
       1,500,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds (Series A), 5.50% (St. John Hospital,
                 MI)/(Original Issue Yield: 5.80%), 5/15/2001                                     A+       1,529,490
         100,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds (Series A), 7.20% (Mercy Memorial
                 Hospital, MI)/(MBIA INS), 6/1/1997                                               AAA        102,448
         100,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds (Series I), 7.10% (Sisters of Mercy
                 Health System)/(MBIA INS)/(Original Issue
                 Yield: 7.15%), 8/15/1997                                                         AAA        102,943
         500,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds, 5.50% (Henry Ford Health System,
                 MI)/(Original Issue Yield: 5.55%), 9/1/2001                                      AA         515,625
         800,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds, 5.95% (Oakwood Obligated Group)/
                 (FGIC INS)/(Original Issue Yield: 6.05%), 5/1/2002                               AAA        841,648


         575,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds, 6.30% (Sparrow Obligated Group,
                 MI)/(MBIA INS), 11/15/2003                                                       AAA        618,016
         375,000 Michigan State Hospital Finance Authority, Revenue
                 Refunding Bonds, 6.85% (Oakland General Hospital,
                 MI)/(AMBAC INS), 7/1/2000                                                        AAA        403,163
       1,000,000 Michigan State Housing Development Authority,
                 (Series A) Rental Housing Revenue Bonds, 5.55%
                 (MBIA INS), 4/1/2004                                                             AAA      1,001,850




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                 MICHIGAN -- CONTINUED
 $       500,000 Michigan State Housing Development Authority,
                 Revenue Bonds (Series A), 5.90%, 12/1/2005                                       AA    $    506,130
         500,000 Michigan State Housing Development Authority,
                 Revenue Bonds (Series A), 5.90%, 6/1/2005                                        AA         505,870
         430,000 Michigan State Housing Development Authority,
                 Revenue Bonds (Series A), 6.25%, 6/1/2002                                        AA         442,582
         200,000 Michigan State Housing Development Authority,
                 Revenue Bonds (Series A), 7.00%, 12/1/2005                                       AA         210,858
         280,000 Michigan State Housing Development Authority,
                 Revenue Bonds (Series B), 6.30%, 12/1/2003                                       AA         289,232
         200,000 Michigan State Housing Development Authority,
                 Revenue Bonds (Series B), 6.95%, 12/1/2020                                       AA         210,752
       1,850,000 Michigan State South Central Power Agency, Power
                 Supply System Revenue Refunding Bonds, 5.00%
                 (AMBAC INS)/(Original Issue Yield: 7.20%), 11/1/2009                             AAA      1,746,585
       1,000,000 Michigan State, UT GO Recreation Program Bonds,
                 5.75% (Original Issue Yield: 5.80%), 11/1/2001                                   AA-      1,052,070
         250,000 Michigan Strategic Fund, LT Obligation Revenue
                 Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/
                 (Original Issue Yield: 7.127%), 2/1/2006                                         A          282,028
       4,250,000 Monroe County, MI Pollution Control Authority, PCR
                 Revenue Bonds (Series A), 6.35% (Detroit Edison Co.)/


                 (AMBAC INS), 12/1/2004                                                           AAA      4,606,788
       1,750,000 Novi, MI Community School District, UT GO Bonds,
                 Q-SBLF, 5.45% (Original Issue Yield: 5.50%), 5/1/2003                            AA       1,797,058
         950,000 Novi, MI, UT GO Bonds (Series A & B), 4.80% (Original
                 Issue Yield: 4.90%), 10/1/2005                                                   A+         929,775
         300,000 Oakland & Washtenaw Counties, MI, Revenue Bonds,
                 6.65% (Oakland Community College District, MI)/
                 (Original Issue Yield: 6.743%), 5/1/2011                                         AA-        322,437
         250,000 Oakland County, MI, LT GO Bonds, Evergreen-Farmington
                 Sewer Disposal, 6.30%, 5/1/2005                                                  AA-        263,453




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                 MICHIGAN -- CONTINUED
 $       610,000 Okemos, MI Public School District, UT GO Refunding
                 Bonds, Q-SBLF, 6.00% (Michigan State GTD), 5/1/2002                              AA-   $    645,752
         140,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa
                 Water Supply System, 6.50% (Original Issue Yield:
                 6.55%), 10/1/2002                                                                AA-        147,630
         100,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa
                 Water System, 6.85%, 5/1/2000                                                    AA-        103,635
         220,000 Ottawa County, MI, LT GO Bonds,Northwest Ottawa
                 Water Supply System, 6.50%, 10/1/2001                                            AA-        231,990
         795,000 Ottawa County, MI, LT GO Refunding Bonds, Ottawa
                 County Water Supply System, 5.40% (Original Issue
                 Yield: 5.45%), 8/1/2002                                                          AA-        818,262
         400,000 Plymouth-Canton, MI Community School District, UT
                 GO Bonds (Series C), Q-SBLF, 6.00% (Michigan State
                 GTD)/(Original Issue Yield: 6.10%), 5/1/2003                                     AA-        424,160
         500,000 Plymouth-Canton, MI Community School District, UT
                 GO Refunding Bonds (Series B), Q-SBLF, 6.80%
                 (Michigan State GTD)/(United States Treasury PRF)/
                 (Original Issue Yield: 6.90%), 5/1/2017 (@101)                                   AA-        546,775
         570,000 Riverview, MI Community School District, UT GO
                 Bonds, 6.20% (FGIC INS)/(United States Treasury
                 PRF), 5/1/2003 (@101.5)                                                          AAA        617,196


         615,000 Riverview, MI Community School District, UT GO
                 Bonds, 6.20% (FGIC INS)/(United States Treasury PRF),
                 5/1/2003 (@101.5)                                                                AAA        665,922
         350,000 Rochester, MI Community School District, UT GO
                 Bonds, 6.50% (Michigan State GTD)/(United States
                 Treasury PRF)/(Original Issue Yield: 6.60%), 5/1/2007
                 (@100)                                                                           AA-        379,649
         250,000 Rochester, MI Community School District, UT GO
                 Bonds, 6.50% (Michigan State GTD)/(United States
                 Treasury PRF)/(Original Issue Yield: 6.75%),
                 5/1/2011 (@100)                                                                  AA-        271,178




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)


    PRINCIPAL                                                                                 CREDIT
     AMOUNT                                                                                   RATING*      VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                 MICHIGAN -- CONTINUED
 $       270,000 Shelby Charter Townships, MI Building Authority,
                 Revenue Bonds, 6.25% (AMBAC INS)/(Original
                 Issue Yield: 6.45%), 11/1/2006                                                   AAA   $    288,031
         230,000 Shelby Charter Townships, MI Building Authority,
                 Revenue Bonds, 6.25% (AMBAC INS)/(Original
                 Issue Yield: 6.50%), 11/1/2007                                                   AAA        244,495
         250,000 University of Michigan, Hospital Revenue Bonds,
                 7.00% (United States Treasury PRF)/(Original Issue
                 Yield: 7.25%), 12/1/2000 (@102)                                                  AA-        276,675
       1,500,000 University of Michigan, Hospital Revenue
                 Refunding Bonds (Series A), 5.70% (Original Issue
                 Yield: 5.80%), 12/1/2004                                                         AA       1,572,750
       1,000,000 Western Michigan University, Revenue Bonds,
                 5.50% (FGIC INS)/(Original Issue Yield: 5.55%),
                 11/15/2002                                                                       AAA      1,038,480
         885,000 Wyandotte, MI Electric Authority, Revenue
                 Refunding Bonds, 6.10% (MBIA INS), 10/1/2002                                     AAA        945,782
                  TOTAL LONG-TERM MUNICIPAL SECURITIES
                  (IDENTIFIED COST $58,798,323)                                                           61,212,925
 SHORT-TERM MUNICIPAL NOTES -- 1.2%
                 PUERTO RICO -- 1.2%
         750,000 Puerto Rico Government Development Bank


                 Weekly VRDNs (Credit Suisse, Zurich LOC)                                         AA+        750,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $59,548,323)(A)                                    $ 61,962,925




Securities that are subject to alternative minimum tax represent 3.3% of the Fund's portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($62,785,103) at August 31, 1996.

(a) The cost of investments for federal tax purposes amounts to $59,548,323.
    The unrealized appreciation of investments on a federal tax basis amounts to $2,414,602, which is comprised of $2,569,133 appreciation and $154,531 depreciation at August 31, 1996.



FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)

The following acronym(s) are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
GO     -- General Obligation


GTD    -- Guaranty
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
PCR    -- Pollution Control Revenue
PRF    -- Prerefunded
Q-SBLF -- Qualified State Bond Loan Fund
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996


 ASSETS:
 Total investments in securities, at value (identified and tax cost $59,548,323)                   $61,962,925
 Cash                                                                                                   15,961
 Income receivable                                                                                   1,041,446
 Receivable for shares sold                                                                             59,544
   Total assets                                                                                     63,079,876
 LIABILITIES:
 Payable for shares redeemed                                                         $  56,740
 Income distribution payable                                                           215,769
 Accrued expenses                                                                       22,264
   Total liabilities                                                                                   294,773
 NET ASSETS for 5,869,678 shares outstanding                                                       $62,785,103
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $61,646,888
 Net unrealized appreciation of investments                                                          2,414,602
 Accumulated net realized loss on investments                                                       (1,276,387)
    Total Net Assets                                                                               $62,785,103
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($62,785,103 / 5,869,678 shares outstanding)                                 $10.70
 Offering Price Per Share (100/97.00 of $10.70)*                                                        $11.03
 Redemption Proceeds Per Share                                                                          $10.70




* See "What Shares Cost".

(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1996


 INVESTMENT INCOME:
 Interest                                                                                          $3,413,621
 EXPENSES:
 Investment advisory fee                                                          $  248,517
 Administrative personnel and services fee                                           125,000
 Custodian fees                                                                       19,519
 Transfer and dividend disbursing agent fees and expenses                             32,716
 Directors'/Trustees' fees                                                             3,209
 Auditing fees                                                                        13,731
 Legal fees                                                                            3,578
 Portfolio accounting fees                                                            57,397
 Shareholder services fee                                                            155,329
 Share registration costs                                                             19,359
 Printing and postage                                                                 12,043
 Insurance premiums                                                                    4,162
 Miscellaneous                                                                        11,484
   Total expenses                                                                    706,044
 Waivers and reimbursements --
   Waiver of investment advisory fee                                 $(248,517)
   Waiver of shareholder services fee                                 (111,838)
   Reimbursement of other operating expenses                           (32,292)
     Total waivers and reimbursements                                               (392,647)
       Net expenses                                                                                   313,397
         Net investment income                                                                      3,100,224
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                     (15,933)
 Net change in unrealized appreciation of investments                                                (645,967)


   Net realized and unrealized loss on investments                                                   (661,900)
     Change in net assets resulting from operations                                                $2,438,324




(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
STATEMENT OF CHANGES IN NET ASSETS


                                                                                          YEAR ENDED
                                                                                           AUGUST 31,
                                                                                   1996               1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                        $    3,100,224     $  3,027,122
 Net realized gain (loss) on investments ($934,269 net loss and $310,181
 net gain, respectively, as computed for federal tax purposes)                       (15,933)        (994,664)
 Net change in unrealized appreciation (depreciation)                               (645,967)       2,337,762
   Change in net assets resulting from operations                                  2,438,324        4,370,220
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                         (3,100,224)      (3,027,122)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                     12,656,505       15,838,005
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                              531,641          423,109
 Cost of shares redeemed                                                         (10,361,950)     (15,463,625)
   Change in net assets resulting from share transactions                          2,826,196          797,489
     Change in net assets                                                          2,164,296        2,140,587
 NET ASSETS:
 Beginning of period                                                              60,620,807       58,480,220
 End of period                                                                $   62,785,103     $ 60,620,807




(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of Michigan and Michigan municipalities.

The Board of Trustees approved a change in the name of the Fund as follows:


EFFECTIVE DATE        NEW NAME
March 31, 1996        Federated Michigan Intermediate Municipal Trust




2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)



   At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,260,455, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



   EXPIRATION YEAR     EXPIRATION AMOUNT
        2001              $ 12,267
        2002              $  3,738
        2003              $310,181
        2004              $934,269




   Additionally, net capital losses of $15,933, attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of each Fund's next taxable year (September 1, 1996).

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST


(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



                                                                          YEAR ENDED AUGUST 31,
                                                                          1996            1995
 Shares sold                                                            1,168,371      1,533,015
 Shares issued to shareholders in payment of distributions declared        49,167         40,304
 Shares redeemed                                                         (959,378)    (1,484,327)
  Net change resulting from share transactions                            258,160        (83,992)




4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

   The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services ("FSS") up to 0.25% of daily average net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended August 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $11,800,000 and $11,200,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS


Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:


PURCHASES                                      $6,755,469
SALES                                          $4,234,179




6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1996, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.5% of total investments.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of MUNICIPAL SECURITIES INCOME TRUST and Shareholders of FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST (formerly, Michigan Intermediate Municipal Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Michigan Intermediate Municipal Trust as of August 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1996, and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Michigan Intermediate Municipal Trust as of August 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 11, 1996


ADDRESSES



Federated Michigan Intermediate

Municipal Trust                             Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Distributor
        Federated Securities Corp.          Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
        Federated Advisers                  Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Custodian
        State Street Bank and               P.O. Box 8600
        Trust Company                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent

        Federated Shareholder               P.O. Box 8600
        Services Company                    Boston, Massachusetts 02266-8600

Independent Auditors
        Deloitte & Touche LLP               2500 One PPG Place
                                            Pittsburgh, Pennsylvania 15222-5401

FEDERATED MICHIGAN
INTERMEDIATE MUNICIPAL TRUST



(FORMERLY, MICHIGAN INTERMEDIATE
MUNICIPAL TRUST)

(A PORTFOLIO OF MUNICIPAL
SECURITIES INCOME TRUST)


PROSPECTUS

A Non-Diversified Portfolio of
Municipal Securities Income Trust,
An Open-End, Management
Investment Company

October 31, 1996

[Graphic]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic}

Cusip 625922703
G01389-01 (10/96)









               FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
              (FORMERLY, MICHIGAN INTERMEDIATE MUNICIPAL TRUST)
              (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
    This Statement of Additional Information should be read with the prospectus of Federated Michigan Intermediate Municipal Trust (the `Fund''), a portfolio of Municipal Securities Income Trust (the `Trust'') dated October 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated October 31, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 625922703
1041202B (10/96)



GENERAL INFORMATION ABOUT THE FUND                       4

INVESTMENT OBJECTIVE AND POLICIES                        4

 Acceptable Investments                                  4
 When-Issued and Delayed Delivery Transactions           7
 Temporay Investments                                    7
 Portfolio Turnover                                      9
 Investment Limitations                                  9
 Michigan Investment Risks                              13
MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT            14

 Fund Ownership                                         22
 Trustees Compensation                                  22
 Trustee Liability                                      24
INVESTMENT ADVISORY SERVICES                            25

 Adviser to the Fund                                    25
 Advisory Fees                                          25

OTHER SERVICES                                          26

 Fund Administration                                    26
 Custodian and Portfolio Accountant                     27
 Transfer Agent                                         27
 Independent Auditors                                   27

SHAREHOLDER SERVICES AGREEMENT                          27

BROKERAGE TRANSACTIONS                                  28

PURCHASING SHARES                                       29


 Conversion to Federal Funds                            29
 Purchases by Sales Representatives, Fund Trustees, and
  Employees                                             30
DETERMINING NET ASSET VALUE                             30

 Valuing Municipal Bonds                                30
 Use of Amortized Cost                                  31
REDEEMING SHARES                                        31

 Redemption in Kind                                     31

 Massachusetts Partnership Law                          32

TAX STATUS                                              33

 The Fund's Tax Status                                  33
 Shareholders' Tax Status                               33
TOTAL RETURN                                            34

YIELD                                                   34

TAX-EQUIVALENT YIELD                                    35

 Tax-Equivalency Table                                  35
PERFORMANCE COMPARISONS                                 37


 Economic and Market Information                        39

ABOUT FEDERATED INVESTORS                               39

 Mutual Fund Market                                     40



 Institutional Clients                                  40

 Trust Organizations                                    41
 Broker/Dealers and Bank Broker/Dealer Subsidiaries     41
APPENDIX                                                42


GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio in Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On September 16, 1992 (effective date October 31,
1992) the Board of Trustees (the `Trustees'') approved changing the name of the Trust from Federated Municipal Income Trust to Municipal Securities Income Trust. On June 1, 1994, Michigan Municipal Income Fund changed its name to Michigan Intermediate Municipal Trust. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from Michigan Intermediate Municipal Trust to Federated Michigan Intermediate Municipal Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in a portfolio of municipal securities, which are exempt from federal regular income tax and Michigan state and local tax (`Michigan Municipal Securities''). These securities include those issued by or on behalf of the State of Michigan and Michigan municipalities, and those issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the personal income tax imposed by the State of Michigan and Michigan municipalities.
  CHARACTERISTICS
     The Michigan Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch's Investors Service, Inc. change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of Michigan Municipal Securities are:
     omunicipal notes and municipal commercial paper;
     oserial bonds sold with differing maturity dates;
     otax anticipation notes sold to finance working capital needs of municipalities;
     obond anticipation notes sold prior to the issuance of longer-term bonds;
     opre-refunded municipal bonds; and
     ogeneral obligation bonds secured by a municipality pledge of taxation.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
     o whether the lease can be terminated by the lessee;
     o the potential recovery, if any, from a sale of the leased property upon termination of the lease;


     o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an ``event of non-appropriation'');
     o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORAY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
From time to time, such as when suitable Michigan municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Michigan municipal bonds and thereby reduce the Fund's yield.
  REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1996 and 1995, the Fund's portfolio turnover rates were 7% and 23%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.


  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase or sell, oil, gas, or other mineral exploration or development programs, or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violationof such restriction.
The Fund does not expect to borrow money or pledge securities or invest in repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.



MICHIGAN INVESTMENT RISKS
The Michigan economy has diversified away from durable goods manufacturing with service sector employment currently at 25.7% of total employment. However, manufacturing and the automobile sector in particular, still have significant influence over the State's economy. Michigan's economy tends to fluctuate with the cyclical trends of the manufacturing sector, which still accounts for nearly 23% of total State employment. The states unemployment rate is currently below the national unemployment rate for the first time reflecting both the diversification of the regional economy and significant improvement in the automobile sector and related industries.
In March of 1994 voters approved a tax restructuring plan which replaced property taxes with a $.02 increase in the sales tax and a $.50 increase in cigarette taxes. This tax restructuring was in response to discontent over high property taxes and inequality in State funding for education. The success of these tax initiatives will not be clear for some time and may constrain the state and its local governments ability to operate. Additional fiscal constraints on Michigan's state and local governments ability to raise taxes include a 5% or rate of inflation cap on property tax increases and a limit on the amount of sales tax revenue which can be raised by the state to a percentage of personal income.

Michigan's finances were hard hit during the 1990 and 1991 fiscal periods. Spending cuts and an improving state economy resulted in surplus revenues of $254 million in fiscal 1992. As a result of continuing surplus funds, Michigan increased the budget stabilization fund to a record level of $1.003 billion at the end of fiscal 1995. Projected fiscal 1996 results show the fund to be maintained at about the same level.. The state of Michigan maintains a conservative debt position with per capita debt remaining below the national average. Michigan also uses its general obligation borrowing capacity to lower the borrowing cost of local school districts through the School Bond Loan Program.



MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions with Federated California Municipal Income Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee


Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932


Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.






Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee


Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.




     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, `The Funds'' and ``Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility


Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



FUND OWNERSHIP
Officers and Trustees own less than 1% of the outstanding Shares.

As of October 7, 1996, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: Charles Schwab & Co. Inc., San Francisco, California, owned approximately 419,610 Shares (7.11%); Shoreline Co., South Haven, Michigan, owned approximately 465,165 Shares (7.88%); First Mar & Co., Marquette, Michigan, owned approximately 940,513 Shares (15.94%); and Enbanco, Traverse City, Michigan, owned approximately 2,279,743 Shares (38.64%).
TRUSTEES COMPENSATION


                  AGGREGATE


NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#           FROM FUND COMPLEX +


John F. Donahue     $ -0-               $ -0- for the Trust and
Trustee and Chairman                    54 other investment companies in
the Fund Complex
Thomas G. Bigley++  $1,243.22      $86,331 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John T. Conroy      $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
William J. Copeland $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
J. Christopher Donahue   $ -0-               $ -0- for the Trust and
Trustee and Exec. Vice Pres.                      16 other investment
companies in the Fund Complex
James E. Dowd       $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $1,243.22      $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $1,363.10      $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


Peter E. Madden     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Gregor F. Meyer     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John E. Murray, Jr. $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Wesley W. Posvar    $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Marjorie P. Smuts   $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of five portfolios.
+The information is provided for the last calendar year.
++Mr Bigley served on 39 investment companies in the Federated funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated funds.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1996, 1995 and 1994, the Adviser earned advisory fees of $248,517, $233,527, and $229,413, respectively, all of which were voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1.5% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1996, 1995 and 1994, the Administrators collectively earned $125,000, $125,000 and $197,395, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, Boston, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES AGREEMENT


This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder record-keeping systems; and (4) responding promptly to shareholder's requests and inquiries concerning their accounts. For the fiscal year ended August 31, 1996, the Fund paid shareholder service fees in the amount of $155,329, of which $111,838 were voluntarily waived.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under `Investing in the Fund.''


CONVERSION TO FEDERAL FUNDS



It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES
Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.


USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less, at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under `Redeeming Shares.'' Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class's net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.



TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     o the availability of higher relative yields;
     o differentials in market values;
     o new investment opportunities;
     o changes in creditworthiness of an issuer; or
     o an attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Fund shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
TOTAL RETURN


The Fund's average annual total returns for the one-year period ended August 31, 1996, and for the period from September 18, 1991 (date of initial public investment) to August 31, 1996, were 1.04% and 6.08%, respectively.

The average annual total return of the Fund is the average compounded rate of return for a given period of time that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 less any applicable sales charge, adjusted over the period by any additional shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of shares redeemed.
YIELD


The Fund's yield for the thirty-day period ended August 31, 1996 was 4.38%.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD


The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1996 was 7.82%.

The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and the income taxes imposed by the State of Michigan. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between `tax-free'' and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996

                             STATE OF MICHIGAN

                COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              19.40%  32.40%     35.40%      40.40%     44.00%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.86%    2.22%     2.32%      2.52%       2.68%
     2.00%     2.48%    2.96%     3.10%      3.36%       3.57%
     2.50%     3.10%    3.70%     3.87%      4.19%       4.46%
     3.00%     3.72%    4.44%     4.64%      5.03%       5.36%
     3.50%     4.34%    5.18%     5.42%      5.87%       6.25%
     4.00%     4.96%    5.92%     6.19%      6.71%       7.14%
     4.50%     5.58%    6.66%     6.97%      7.55%       8.04%
     5.00%     6.20%    7.40%     7.74%      8.39%       8.93%


     5.50%     6.82%    8.14%     8.51%      9.23%       9.82%
     6.00%     7.44%    8.88%     9.29%     10.07%      10.71%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.



PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     o portfolio quality;
     o average portfolio maturity;
     o type of instruments in which the portfolio is invested;
     o changes in interest rates and market value of portfolio securities;
     o changes in the Fund's expenses; and
     o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance,


investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   LEHMAN BROTHERS SEVEN YEAR STATE GENERAL OBLIGATION BOND INDEX is an index of general obligation bonds rated A or better with 6-8 years to maturity.
   LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the `general municipal bond funds'' category in advertising and sales literature.
   MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES..
      MUTUAL FUND VALUES rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specific period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the municipal sector, as of December 31, 1995, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 20 money market funds with approximately $7.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.





*source:  Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP ("S&P") MUNICIPAL BOND RATINGS
AAA--Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from `AA'' to ``CCC'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND RATINGS


AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. ("FITCH") LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `AAA'' category.


STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS


P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.








FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

(FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)


CLASS F SHARES
(FORMERLY, FORTRESS SHARES)

PROSPECTUS

The Class F Shares of Federated California Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. The Fund invests primarily in a portfolio of California municipal securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class F Shares dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1996

 TABLE OF CONTENTS
 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS                                                    2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
   Investment Objective                                                  3
   Investment Policies                                                   3
   California Municipal Securities                                       5
   Investment Risks                                                      6
   Non-Diversification                                                   6
   Investment Limitations                                                7
 NET ASSET VALUE                                                         7
 INVESTING IN CLASS F SHARES                                             7
   Share Purchases                                                       7


   Minimum Investment Required                                           8
   What Shares Cost                                                      8
   Eliminating/Reducing the
      Sales Charge                                                       9
   Systematic Investment Program                                        11
   Exchange Privilege                                                   11
   Certificates and Confirmations                                       11
   Dividends and Distributions                                          12
 REDEEMING CLASS F SHARES                                               12
   Through a Financial Institution                                      12
   Directly by Mail                                                     13
   Contingent Deferred Sales Charge                                     13
   Systematic Withdrawal Program                                        14
   Accounts with Low Balances                                           14
 TRUST INFORMATION                                                      15
   Management of the Trust                                              15
   Distribution of Class F Shares                                       16
   Administration of the Fund                                           17
 SHAREHOLDER INFORMATION                                                17
   Voting Rights                                                        17
 TAX INFORMATION                                                        18
   Federal Income Tax                                                   18
   California Income Taxes                                              19
   State and Local Taxes                                                19
 PERFORMANCE INFORMATION                                                19
 FINANCIAL STATEMENTS                                                   20
 INDEPENDENT AUDITORS' REPORT                                           30
 ADDRESSES                                                              31




SUMMARY OF FUND EXPENSES

                                                CLASS F SHARES
                                          (FORMERLY, FORTRESS SHARES)
                                        SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                             1.00%
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                                       None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(1)                                                          1.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                             ANNUAL OPERATING EXPENSES
                                     (As a percentage of average net assets)
 Management Fee (after waiver)(2)                                                                          0.00%
 12b-1 Fee (after waiver)(3)                                                                               0.02%
 Total Other Expenses (after expense reimbursement)                                                        0.88%
  Shareholder Services Fee (after waiver)(4)                                                  0.23%
   Total Operating Expenses(5)                                                                             0.90%




(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The 12b-1 provider can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.50%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses in the table above are based on expenses expected during the fiscal year ending August 31, 1997. The total operating expenses were 0.60% for the fiscal year ended August 31, 1996, and would have been 2.98% absent the voluntary waivers of the management fee, the 12b-1 fee and the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class F Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalant of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return; (2) redemption at the
end of each time period and (3) payment of the maximum
sales charge                                                     $29      $50       $59       $120

You would pay the following expenses on the same
investment, assuming no redemption                               $19      $38       $59       $120



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.


                                                                             YEAR ENDED AUGUST 31,
                                                                   1996      1995       1994       1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $10.13    $10.01     $10.92      $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.58        0.59       0.59        0.44
  Net realized and unrealized gain (loss) on investments          0.14        0.12      (0.91)       0.92
  Total from investment operations                                0.72        0.71      (0.32)       1.36
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.58)      (0.59)     (0.59)      (0.44)
 NET ASSET VALUE, END OF PERIOD                                 $10.27      $10.13     $10.01      $10.92
 TOTAL RETURN(B)                                                  7.21%       7.48%     (3.04%)     14.08%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.60%       0.55%      0.25%       0.25%*
  Net investment income                                           5.61%       6.04%      5.61%       5.58%*
  Expense waiver/reimbursement(c)                                 2.38%       2.41%      2.86%       1.98%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $17,148     $14,400    $15,059     $11,513
  Portfolio turnover                                                21%         63%        63%          0%




* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established one class of shares, known as Class F Shares ("Shares").



Shares of the Fund are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in California municipal securities. A minimum initial investment of $1,500 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-California taxpayers or retirement plans since California municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

Except as otherwise noted in this prospectus, Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares, other than Shares purchased through reinvestment of dividends, which are redeemed within four years of their purchase dates. Fund assets may be used in connection with the distribution of Shares.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than California.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in securities which are exempt from federal regular income tax and personal income taxes imposed by the state of California and California municipalities. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of California, its political subdivisions, or agencies. Unless indicated otherwise, investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include:


  * obligations issued by or on behalf of the state of California, its political subdivisions, or agencies;

  * debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

  * participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of California and California municipalities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS. The California municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. If a bond is rated below investment grade according to the characteristics set forth here after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider appropriate action. Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in California municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees of the Trust will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE-RATE MUNICIPAL SECURITIES. Some of the California municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable-rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable-rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable-rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED SECURITIES. The Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. Under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. This policy cannot be changed without shareholder approval. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-California municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of California or California municipalities.

CALIFORNIA MUNICIPAL SECURITIES

California municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

California municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.


INVESTMENT RISKS

Yields on California municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of California municipal securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. Investing in California municipal securities meeting the Fund's quality standards may not be possible if the state of California or its municipalities do not maintain their current credit ratings. In addition, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting California municipal securities. Further, any adverse economic conditions or developments affecting the state of California or its municipalities could have an impact on the Fund's portfolio.

A further discussion of the risks of a portfolio which invests largely in California municipal securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding.

INVESTING IN CLASS F SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased through an investment dealer who has a sales agreement with the distributor, Federated Securities Corp., or directly from Federated Securities Corp. (once an account has been established), either by mail or by wire. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Supplemental Payments to Financial Institutions").

DIRECTLY BY MAIL. To purchase Shares by mail directly from Federated Securities Corp. once an account has been established:

  * complete and sign the new account form available from the Fund;

  * enclose a check made payable to Federated California Municipal Income Fund -- Class F Shares; and

  * send both to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600.

Purchases by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is generally the next business day after State Street Bank receives the check.

DIRECTLY BY WIRE. To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: Federated California Municipal Income Fund -- Class F Shares; (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). Further, there is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, or by sales representatives, Trustees, and employees of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Under certain circumstances, described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.

DEALER CONCESSION. For sales of Shares, the distributor will normally offer to pay broker/dealers up to 100% of the sales charge retained by it. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING/REDUCING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Shares through:

  * quantity discounts and accumulated purchases;

  * signing a 13-month letter of intent;

  * using the reinvestment privilege;

  * purchases with proceeds from redemptions of unaffiliated investment companies; or

  * concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and he purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase. The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having a current value at public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

This letter of intent will not obligate the shareholder to purchase Shares. The letter may be dated as of a prior date to include any purchases made within the past 90 days. Purchases within the prior 90 days may be used to fulfill the requirements of the letter of intent; however, the sales charge on prior purchases will not be adjusted to reflect a lower sales charge.

REINVESTMENT PRIVILEGE. If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares, there may be tax consequences.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT


COMPANIES. Investors may purchase Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an investment company which was sold with a sales charge or commission and was not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution at the time the purchase is made.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated. (Not all Federated Funds currently offer Class F Shares. Contact your financial institution regarding the availability of other Federated Class F Shares.)

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Shareholder Services Company, plus the 1% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.

EXCHANGE PRIVILEGE

Class F shareholders may exchange all or some of their Shares, for shares of California Municipal Cash Trust or Class F Shares of other Federated Funds. Exchanges are made at net asset value without being assessed a contingent deferred sales charge. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Class F Shares received through an exchange will include the period for which your original Class F Shares were held.

Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege.

Before a financial institution may request exchange by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept exchange by telephone must first be completed. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold.

Before making an exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

An exercise of the exchange privilege is treated as sale for federal income tax purposes. Depending on the circumstances, a capital gain or loss may be realized.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for more information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge. Instructions for exchanging Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during that month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested on payment dates in additional Shares at net asset value without a sales charge, unless shareholders request cash payments on the application or by writing to Federated Shareholder Services Company.

Shares purchased through a financial institution, for which payment by wire is received by State Street Bank on the business day following the order, begin to earn dividends on the day the wire payment is received. Otherwise, Shares purchased by wire begin to earn dividends on the business day after wire payment is received by State Street Bank. Shares purchased by mail, or through a financial institution, if the financial institution's payment is by check, begin to earn dividends on the second business day after the check is received by Federated Shareholder Services Company.

Shares earn dividends through the business day that proper written redemption instructions are received by Federated Shareholder Services Company.

REDEEMING CLASS F SHARES

The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.



THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must first be completed. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Directly by Mail," should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



DIRECTLY BY MAIL

Shareholders may also redeem Shares by sending a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Shares will be redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the transfer agent receives the redemption request. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Shares from their Fund accounts within certain time periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:

                                                         CONTINGENT DEFERRED
 AMOUNT OF PURCHASE                  SHARES HELD            SALES CHARGE
 Up to $1,999,999                  4 years or less             1.00%
 $2,000,000 to $4,999,999          2 years or less             0.50%
 $5,000,000 or more                1 year or less              0.25%

In instances in which Shares have been acquired in exchange for Class F Shares in other Federated Funds, (i) the purchase price is the price of the shares when originally purchased and (ii) the time period during which the shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains, (2) purchases of Shares occurring prior to the number of years necessary to satisfy the applicable holding period, and (3) purchases of Shares occurring within the current holding period. For accounts with Shares subject to multiple Share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.

The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account, after the beneficial owner attains age 591U2; or (iii) from the death or permanent and total disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for shares in California Municipal Cash Trust or Shares in other Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department or investment adviser registered under the Investment Advisers Act of 1940, as amended, are not subject to the contingent deferred sales charge to the extent that no payment was advanced for purchases made by or through such entities. A different contingent deferred sales charge will be charged when Shares purchased with the proceeds of a redemption of an unaffiliated mutual fund as described below are redeemed within one year of purchase.



SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.

Contingent deferred sales charges are charged for Shares redeemed through this program within four years of their purchase dates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions;


prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

   ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

   ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
   J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

   J. Scott Albrecht has been the Fund's portfolio manager since March 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since October 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

   Jonathan C. Conley has been the Fund's portfolio manager since its inception. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's investment adviser since 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.

DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.50% of the average daily net asset value of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services


will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

      MAXIMUM                            AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                      DAILY NET ASSETS
      0.150%                        on the first $250 million
      0.125%                        on the next $250 million
      0.100%                        on the next $250 million
      0.075%                  on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of October 7, 1996, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned 46.05% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series in the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

CALIFORNIA INCOME TAXES

Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes provided that such distributions qualify as "exempt-interest dividends" under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that


Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996


    PRINCIPAL                                                                                   CREDIT
     AMOUNT                                                                                     RATING*          VALUE
 LONG-TERM MUNICIPALS -- 98.6%
                CALIFORNIA -- 90.6%
 $    700,000   ABAG Finance Authority for Non-Profit Corporations,
               (Series 1995A1) Local Agency Revenue Bonds, 5.50%
               (FSA INS)/(Original Issue Yield: 6.10%), 9/3/2012                                  AAA        $   678,993
      625,000   California Educational Facilities Authority, Revenue
                Bonds (Series B), 6.60% (Loyola Marymount
                University), 10/1/2022                                                             A1            655,431
      600,000   California Educational Facilities Authority, Revenue
                Bonds, 6.70% (Southwestern University)/(Original
                Issue Yield: 6.838%), 11/1/2024                                                     A            628,536
    1,495,000   California HFA, SFM Revenue Bonds (Series C),
                6.75%, 2/1/2025                                                                    AA-         1,535,096
    1,290,000   California HFA, SFM Revenue Bonds (Series F-1),
                7.00%, 8/1/2026                                                                    AA-         1,358,138
      400,000   California Health Facilities Financing Authority,
                Revenue Bonds (Series A), 6.50% (Kaiser Permanente
                Medical Care Program)/(Original Issue Yield: 7.097%),
                12/1/2020                                                                          AA            413,512
      700,000   California Health Facilities Financing Authority,
                Revenue Refunding Bonds (1996 Series A), 6.00%
                (Catholic Health Care West)/(MBIA INS)/(Original
                Issue Yield: 6.15%), 7/1/2017                                                      AAA           701,400
      500,000   California PCFA, PCR Bonds (Series B), 6.40% (Southern


                California Edison Co.)/(Original Issue Yield: 6.55%),
                12/1/2024                                                                          A+            511,015
      700,000   California PCFA, Solid Waste Disposal Revenue Bonds,
                6.875% (Browning-Ferris Industries, Inc.)/(Original
                Issue Yield: 6.95%), 11/1/2027                                                      A            736,946
      600,000   California Statewide Communities Development
                Authority, Revenue Certificates of Participation, 6.50%
               (Good Samaritan Health System)/(Cap MAC INS)/
               (Original Issue Yield: 6.53%), 5/1/2024                                            AAA            670,422






FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)


    PRINCIPAL                                                                                   CREDIT
     AMOUNT                                                                                     RATING*          VALUE
LONG-TERM MUNICIPALS -- CONTINUED
                CALIFORNIA -- CONTINUED
 $    600,000   California Statewide Communities Development
                Authority, Revenue Certificates of Participation,
                6.625% (St. Joseph Health System Group, CA)/
                (Original Issue Yield: 6.674%), 7/1/2021                                           AA        $   631,824
      500,000   Chula Vista, CA IDA, Revenue Bonds (Series A),
                6.40% (San Diego Gas & Electric)/(Original Issue
                Yield: 6.473%), 12/1/2027                                                          A+            506,965
    1,500,000   Eden Township, CA Hospital District, Hospital
                Revenue Bonds, 7.40% (Original Issue Yield:
                7.483%), 11/1/2019                                                                BBB-         1,505,700
      500,000   El Dorado County, CA Public Agency Financing
                Authority, Revenue Bonds, 5.50% (FGIC INS)/
               (Original Issue Yield: 5.85%), 2/15/2021                                           AAA            477,685
      700,000   Foothill/Eastern Transportation Corridor Agency,
                CA, (Series 1995A) Senior Lien Toll Road Revenue
                Bonds, 6.50% (Original Issue Yield: 6.78%),
                1/1/2032                                                                          BBB-           702,268
      500,000   Inland Empire Solid Waste Financing Authority,
                CA, Revenue Bonds (Series B), 6.25% (FSA INS),
                8/1/2011                                                                          AAA            515,670
      600,000   Los Angeles, CA, Community Redevelopment
                Agency, Housing Revenue Refunding Bonds


               (Series A), 6.55% (AMBAC INS), 1/1/2027                                            AAA            620,136
      800,000   Sacramento, CA, Airport System Revenue Bonds
               (Series 1996A), 5.90% (MBIA INS)/(Original Issue
                Yield: 6.27%), 7/1/2024                                                           AAA            783,336
      675,000   Santa Cruz, CA, Sewer System, Secondary
                Wastewater Treatment Revenue Bonds (Series C),
                6.25%, 11/1/2023                                                                    A            674,966
      700,000   University of California, Research Facilities
                Revenue Bonds (1995 Series B), 6.55%, 9/1/2024                                      A-           706,860






FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)


    PRINCIPAL                                                                                   CREDIT
     AMOUNT                                                                                     RATING*          VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              CALIFORNIA -- CONTINUED
 $    500,000 Watsonville, CA, Insured Hospital Revenue Refunding
              Bonds (Series 1996A), 6.20% (Watsonville Community
              Hospital)/(California State INS)/(Original Issue
              Yield: 6.225%), 7/1/2012                                                            A          $   513,175
                 TOTAL LONG-TERM MUNICIPALS
                 (AT IDENTIFIED COST $15,043,051)                                                             15,528,074
 SHORT-TERM MUNICIPALS -- 8.0%
              PUERTO RICO -- 8.0%
      700,000 Puerto Rico Electric Power Authority, Revenue Bonds
              (Series T), 6.375% (Original Issue Yield: 6.58%), VRDNs                             A-             729,512
      650,000 Puerto Rico Government Development Bank
              Weekly VRDNs (Credit Suisse, Zurich LOC)                                           AA+             650,000
                 TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                               1,379,512
                 TOTAL INVESTMENTS (AT AMORTIZED AND
                 IDENTIFIED COST $16,422,563)                                                                $16,907,586




(a) The cost of investments for federal tax purposes amounts to $16,422,563. The net unrealized appreciation of investments on a federal tax basis amounts to $485,023 which is comprised of $493,543 appreciation and $8,520 depreciation at August 31, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

  Securities that are subject to alternative minimum tax represent 35% of the portfolio as calculated based upon total portfolio market value.

Note: The categories of investments are shown as a percentage of net assets
     ($17,147,639) at August 31, 1996.

The following acronym(s) are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
INS -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PCFA -- Pollution Control Finance Authority


SFM -- Single Family Mortgage
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996


 ASSETS:
 Total investments in securities, at value
 (identified and tax cost $16,422,563)                                                     $16,907,586
 Cash                                                                                           40,642
 Income receivable                                                                             259,169
 Receivable for shares sold                                                                     16,370
 Deferred expenses                                                                                 596
    Total assets                                                                            17,224,363
 LIABILITIES:
 Payable for shares redeemed                                                 $ 1,000
 Income distribution payable                                                  60,064
 Accrued expenses                                                             15,660
    Total liabilities                                                                           76,724
 NET ASSETS for 1,669,535 shares outstanding                                               $17,147,639
 NET ASSETS CONSIST OF:
 Paid in capital                                                                           $17,659,512
 Net unrealized appreciation of investments                                                    485,023
 Accumulated net realized loss on investments
 (996,896)
    Total Net Assets                                                                      $ 17,147,639
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($17,147,639 O 1,669,535 shares outstanding)                         $10.27
 Offering Price Per Share (100/99.00 of $10.27)*                                                $10.37
 Redemption Proceeds Per Share (99.00/100 of $10.27)**                                          $10.17




* See "What Shares Cost."

** See "Contingent Deferred Sales Charge."

(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
(FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1996


 INVESTMENT INCOME:
 Interest                                                                                                    $  973,607
 EXPENSES:
 Investment advisory fee                                                                    $   62,691
 Administrative personnel and services fee                                                     125,000
 Custodian fees                                                                                 19,098
 Transfer and dividend disbursing agent fees and expenses                                       27,296
 Directors'/Trustees' fees                                                                         778
 Auditing fees                                                                                  13,699
 Legal fees                                                                                      3,457
 Portfolio accounting fees                                                                      50,183
 Distribution services fee                                                                      78,364
 Shareholder services fee                                                                       39,182
 Share registration costs                                                                       14,937
 Printing and postage                                                                           13,370
 Insurance premiums                                                                              3,589
 Miscellaneous                                                                                  19,000
     Total expenses                                                                            470,644
     Waivers and reimbursements --
     Waiver of investment advisory fee                                     $ (62,691)
     Waiver of distribution services fee                                     (75,229)
     Waiver of shareholder services fee                                       (3,135)
     Reimbursement of other operating expenses by Adviser                   (234,880)
        Total waivers and reimbursements                                                      (375,935)
           Net expenses                                                                                          94,709
              Net investment income                                                                             878,898


 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                                   (91)
 Net change in unrealized appreciation (depreciation) of investments                                            210,389
    Net realized and unrealized gain on investments                                                             210,298
        Change in net assets resulting from operations                                                       $1,089,196




(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
STATEMENT OF CHANGES IN NET ASSETS


                                                                                      YEAR ENDED AUGUST 31,
                                                                                      1996             1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                            $   878,898       $   858,928
 Net realized gain (loss) on investments ($218,330 and $778,475, net losses
 respectively, as computed for federal tax purposes)                                      (91)
 (450,962)
 Net change in unrealized appreciation (depreciation)                                 210,389           565,250
   Change in net assets resulting from operations                                   1,089,196           973,216
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                            (878,898)         (858,928)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                       4,529,060         3,113,093
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                               353,502           282,851
 Cost of shares redeemed                                                           (2,345,310)       (4,168,669)
   Change in net assets resulting from share transactions                           2,537,252          (772,725)
     Change in net assets                                                           2,747,550          (658,437)
 NET ASSETS:
 Beginning of period                                                               14,400,089        15,058,526
 End of period                                                                    $17,147,639       $14,400,089




(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Board of Trustees approved a change in the name of the Fund as follows:


EFFECTIVE DATE                       NEW NAME
March 31, 1996     Federated California Municipal Income Fund




The Board of Trustees approved a change in the name of the Fortress Shares as follows:


EFFECTIVE DATE                       NEW NAME
March 31, 1996                    Class F Shares




2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $996,805, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by



FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
(FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)

   the Code, and thus will
   reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

EXPIRATION YEAR      EXPIRATION AMOUNT
         2003               $778,475
         2004               $218,330

   Additionally, net capital losses of $91 attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of the Fund's next taxable year (September, 1, 1996).

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                               YEAR ENDED
                                                                               AUGUST 31,
                                                                           1996         1995
 Shares sold                                                             440,835       320,931
 Shares issued to shareholders in payment of distributions declared       34,378        29,021
 Shares redeemed                                                        (227,108)     (432,976)
   Net change resulting from share transactions                          248,105       (83,024)




FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Class F Shares to finance activities intended to result in the sale of the Fund's Class F Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund's Class F Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of the average daily net assets of the Fund's Class F Shares for the period. The fee paid to FSS is used to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $26,245 and start-up administrative service expenses of $54,398 were borne initially by the Fund's Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five-year period following the Fund's effective date. For the year ended August 31, 1996, the Fund paid $5,249 and $10,880 respectively, pursuant to this agreement.




FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)

   INTERFUND TRANSACTIONS -- During the year ended August 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $4,700,000 and $4,650,000 respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1996, were as follows:


PURCHASES              $ 5,163,927
SALES                  $ 3,125,995




6. CONCENTRATION OF CREDIT RISK

   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1996, 33% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of MUNICIPAL SECURITIES INCOME TRUST and Shareholders of FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
(formerly, CALIFORNIA MUNICIPAL INCOME FUND):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of California Municipal Income Fund as of August 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1996, and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated California Municipal Income Fund as of August 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 11, 1996



ADDRESSES
Federated California Municipal Income Fund                 Federated Investors Tower
   Class F Shares                                          Pittsburgh, Pennsylvania 15222-3779



Distributor
   Federated Securities Corp.                              Federated Investors Tower
                                                           Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
   Federated Advisers                                      Federated Investors Tower
                                                           Pittsburgh, Pennsylvania 15222-3779

Custodian
   State Street Bank and                                   P.O. Box 8600
   Trust Company                                           Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
   Federated Services                                      P.O. Box 8600

   Shareholder Company                                     Boston, Massachusetts 02266-8600

Independent Auditors
   Deloitte & Touche LLP                                   2500 One PPG Place
                                                           Pittsburgh, Pennslyvania 15222-5401


FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

(FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)

CLASS F SHARES
(FORMERLY, FORTRESS SHARES)



PROSPECTUS

A Non-Diversified Portfolio of
Municipal Securities Income Trust,
An Open-End, Management
Investment Company

October 31, 1996


[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 625922109
2092918A (10/96)





                  FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
                 (FORMERLY, CALIFORNIA MUNICIPAL INCOME FUND)
              (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                                CLASS F SHARES
                         (FORMERLY, FORTRESS SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION
    This Statement of Additional Information should be read with the prospectus of Federated California Municipal Income Fund (the `Fund''), a portfolio of Municipal Securities Income Trust (the `Trust'') dated October 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated October 31, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 625922109
2092918B (10/96)



GENERAL INFORMATION ABOUT THE FUND                       4

INVESTMENT OBJECTIVE AND POLICIES                        4

 Acceptable Investments                                  4
 When-Issued and Delayed Delivery Transactions           7
 Temporary Investments                                   7
 Portfolio Turnover                                      9
 Investment Limitations                                  9
 California Investment Risks                            12
MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT            17

 Fund Ownership                                         25
 Trustees Compensation                                  26
 Trustee Liability                                      28
INVESTMENT ADVISORY SERVICES                            28

 Adviser to the Fund                                    28
 Advisory Fees                                          28

OTHER SERVICES                                          29

 Fund Administration                                    29
 Custodian and Portfolio Accountant                     30
 Transfer Agent                                         30
 Independent Auditors                                   30

BROKERAGE TRANSACTIONS                                  30


PURCHASING CLASS F SHARES                               32



 Distribution Plan and Shareholder Services Agreement   32
 Conversion to Federal Funds                            33
 Purchases by Sales Representatives, Fund Trustees, and
  Employees                                             33
ETERMINING NET ASSET VALUE                              34

 Valuing Municipal Bonds                                34
 Use of Amortized Cost                                  34

REDEEMING CLASS F SHARES                                34

 Redemption in Kind                                     35
 Massachusetts Partnership Law                          35

TAX STATUS                                              36

 The Fund's Tax Status                                  36
TOTAL RETURN                                            37

YIELD                                                   38

TAX-EQUIVALENT YIELD                                    38

 Tax-Equivalency Table                                  39
PERFORMANCE COMPARISONS                                 40


 Economic and Market Information                        42

ABOUT FEDERATED INVESTORS                               42

 Mutual Fund Market                                     43



 Institutional Clients                                  44

 Trust Organizations                                    44
 Broker/Dealers and Bank Broker/Dealer Subsidiaries     44
APPENDIX                                                45


GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio of Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On September 16, 1992 (effective date October 31,
1992), the Board of Trustees (the `Trustees'') approved changing the name of the Trust from Federated Municipal Income Trust to Municipal Securities Income Trust. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from California Municipal Income Fund to Federated California Municipal Income Fund and also approved changing the name of the Fund's presently offered shares from Fortress Shares to Class F Shares (`Shares'').

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. The investment objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in California municipal securities.
  CHARACTERISTICS
     The California municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. (`Moody's''), Standard & Poor's Ratings Group (`S&P'') or Fitch's Investors Service Inc. (``Fitch'') change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of California municipal securities include:
     ogovernmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;
     omunicipal notes and tax-exempt commercial paper;
     oserial bonds;
     otax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
     obond anticipation notes sold in anticipation of the issuance of long-term bonds;
     opre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations;
      and
     ogeneral obligation bonds.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
  VARIABLE-RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
     In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
     owhether the lease can be terminated by the lessee;
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;


     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an ``event of nonappropriation''); and
     oany credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
From time to time, such as when suitable California municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in California municipal bonds and thereby reduce the Fund's yield.
  REVERSE REPURCHASE AGREEMENTS
     The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
     When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the fiscal years ended August 31, 1996 and 1995, the Fund's portfolio turnover rates were 21% and 63%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate although it may invest in municipal bonds secured by real estate, including limited partnership interests, or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.


  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE FUND
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''

CALIFORNIA INVESTMENT RISKS
  LIMITS ON TAXING AND SPENDING AUTHORITY
     Developments in California which constrain the taxing and spending authority of California governmental entities could adversely affect the ability of such entities to meet their interest and/or principal payment obligations on securities they have issued or will issue. The following information constitutes only a brief summary and is not intended as a complete description.
     In 1978, a statewide referendum approved Proposition 13, an amendment to the California Constitution limiting both the valuation of real property for property tax purposes and the power of local taxing authorities to increase real property tax revenues. To provide revenue to local governments, legislation was enacted shortly thereafter providing for the redistribution to local governments of the state's then existing surplus in its General Fund, reallocation of revenues to local governments, and assumption by the state of certain local government obligations. More recent California legislation has, however, reduced state assistance payments to local governments and reallocated a portion of such payments to the state's General Fund. There can be no assurance that any particular level of state aid to local governments will be maintained in future years. The U.S. Supreme Court has accepted for review a case challenging the constitutionality of certain provisions of Proposition 13. The outcome of such litigation could substantially impact local property tax collections and the ability of state agencies, local governments and districts to make future payments on outstanding debt obligations.
     In 1979, California voters again amended the California Constitution, this time imposing an appropriations limit on the spending authority of certain state and local government entities. The state's appropriations limit is based on its 1978-1979 fiscal year authorizations to expend proceeds of taxes and is adjusted annually to reflect changes in cost of living and population and transfer of financial responsibility from one governmental unit to another. If a California governmental entity raises revenues beyond its appropriations limit, the excess must be returned to the entity's taxpayers within the two subsequent fiscal years, generally by a tax credit, refund, or temporary suspension of tax rates or fee schedules. These spending limitations do not, however, apply to the debt service on obligations existing or legally authorized as of January 1, 1979, or on bonded indebtedness thereafter approved by the voters.
     In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the state of California.
     In September 1988, the California Court of Appeals in City of Westminster v. County of Orange held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985, and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is not possible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62.
     In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 4%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year.
     Proposition 98 also requires the state of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

     On September 28, 1995, the California Supreme Court upheld the constitutionality of Proposition 62. this referendum was approved by the State's voters in 1986, but not enforced due to previous judicial decisions. Proposition 62 requires two-thirds voter approval for special taxes and a new simple majority approval for general taxes. Prior to the State Supreme Court's decision upholding Proposition 62 (the Santa Clara decision) various court cases interpreting Proposition 13 reaffirmed the power of cities to impose taxes other than property taxes as long as those taxes were used for general municipal purposes. the future effect of Proposition 62 on the financial performance of California local governments and on note and debt security is unclear. It is possible that court challenges, based on Proposition 62, to taxes raised or imposed after 1986 may reduce general municipal revenues available for financing municipal operations and services, including the repayment of debt.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.
  RECENT ECONOMIC DEVELOPMENTS

     The California economy is in recovery. Statewide unemployment in August, 1996 was 7.1%, compared to 7.8% in August, 1995. Major sectors of employment growth have been high tech industries and motion picture production. Gains in these and other sectors have more than offset continued job losses in the aerospace and financial services industries. Other positive economic developments include greatly increased exports, new home construction and retail sales.
     As a result of the improvement in the economy, tax revenues have been higher than budgeted. In the first quarter of fiscal year 1997, the State's general (operating) fund revenues were $91 million (1.5%) above the budget forecast and disbursements were $385 million (5.5%) less than the budget forecast.
     In view of the improved economic climate and resulting stronger financial results, Fitch Investors Service, Inc. raised their rating of the State's general obligation bonds to A+ from A in July, 1996.



MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions with Federated California Municipal Income Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport


Research, Ltd.; Chief Executive Officer and Director or Trustee of the
Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor


Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922


Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff


562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower


Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As used in the table above, `The Funds'' and ``Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated


Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



FUND OWNERSHIP
Officers and Trustees own less than 1% of the outstanding Shares.

As of October 7, 1996, the following shareholder of record owned 5% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 774,300 Shares (46.05%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#           FROM FUND COMPLEX +


John F. Donahue     $ -0-               $ -0- for the Trust and
Trustee and Chairman                    54 other investment companies in
the Fund Complex
Thomas G. Bigley++  $1,243.22      $86,331 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John T. Conroy      $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
William J. Copeland $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
J. Christopher Donahue   $ -0-               $ -0- for the Trust and
Trustee and Exec. Vice Pres.                      16 other investment
companies in the Fund Complex
James E. Dowd       $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $1,243.22      $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


Edward L. Flaherty, Jr.  $1,363.10      $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Peter E. Madden     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Gregor F. Meyer     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John E. Murray, Jr. $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Wesley W. Posvar    $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Marjorie P. Smuts   $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of five portfolios.
+The information is provided for the last calendar year.
++Mr Bigley served on 39 investment companies in the Federated funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated funds.





TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1996, 1995 and 1994, the Adviser earned advisory fees of $62,691, $56,899 and $60,519, respectively, all of which were voluntarily waived.



  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1.5% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information,


Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1996, 1995 and 1994, the Administrators collectively earned $125,000, $125,000 and $176,127, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, Boston, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.




PURCHASING CLASS F SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under `Investing in Class F Shares.''

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.


Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1996, 1995 and 1994, payments in the amount of $78,364, $71,122 and $75,651, respectively, were made pursuant to the Distribution Plan, of which $75,229, $68,277 and $55,812, respectively, were waived. In addition, for the fiscal year ended August 31, 1996, the Fund paid shareholder service fees in the amount of $39,182, of which $3,135 were waived.

CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES
Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for Shares are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING CLASS F SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures and contingent deferred sales charges are explained in the prospectus under `Redeeming Class F Shares.''Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class's net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: othe availability of higher relative yields;
     odifferentials in market values;


     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
TOTAL RETURN


The Fund's average annual total returns for the one-year period ended August 31, 1996, and for the period from December 2, 1992 (date of initial public investment) to August 31, 1996, were 5.13% and 6.07%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price per Share or the offering price per Share of Shares redeemed.




YIELD


The Fund's yield for the thirty-day period ended August 31, 1996 was 5.53%.

The yield for the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD


The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1996 was 8.82%.

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax*, and the income taxes imposed by the State of California. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996

                               STATE OF CALIFORNIA

    COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
            21.00%   37.30%     40.30%    45.30%    48.90%     48.90%


    JOINT    $1 -   $40,101 - $96,901 - $147,701 - $263,751     OVER
    RETURN  40,100    96,900   147,700    263,750   439,744   $439,744


TAX-EXEMPT
YIELD                           TAXABLE YIELD
EQUIVALENT
          ----------------------------

     1.50%   1.90%    2.39%      2.51%     2.74%     2.94%      2.94%


     2.00%   2.53%    3.19%      3.35%     3.66%     3.91%      3.91%
     2.50%   3.16%    3.99%      4.19%     4.57%     4.89%      4.89%
     3.00%   3.80%    4.78%      5.03%     5.48%     5.87%      5.87%
     3.50%   4.43%    5.58%      5.86%     6.40%     6.85%      6.85%
     4.00%   5.06%    6.38%      6.70%     7.31%     7.83%      7.83%
     4.50%   5.70%    7.18%      7.54%     8.23%     8.81%      8.81%
     5.00%   6.33%    7.97%      8.38%     9.14%     9.78%      9.78%
     5.50%   6.96%    8.77%      9.21%    10.05%    10.76%     10.76%


    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. If you itemize deductions, your taxable yield equivalent will be lower.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.


The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the `general municipal bond funds''category in advertising and sales literature.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the


Fund based on monthly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamentaland technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, andtraders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the municipal sector, as of December 31, 1995, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 20 money market funds with approximately $7.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:














*source:  Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP (`S&P'') MUNICIPAL BOND RATINGS
AAA--Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from `AA'' to ``CCC'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., (`MOODY'S'') MUNICIPAL BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. (`FITCH'') LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `AAA'' category. STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC., SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS


F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS DEFINITIONS A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.''
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.







FEDERATED NEW YORK MUNICIPAL INCOME FUND

(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
CLASS F SHARES
(FORMERLY, FORTRESS SHARES)

PROSPECTUS

The Class F Shares of Federated New York Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. The Fund invests primarily in a portfolio of New York municipal securities.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class F Shares dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1996


TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES          1
 FINANCIAL HIGHLIGHTS              2
 GENERAL INFORMATION               3
 INVESTMENT INFORMATION            3
  Investment Objective             3
  Investment Policies              3
  New York Municipal Securities    5
  Investment Risks                 6
  Non-Diversification              6
  Investment Limitations           6
 NET ASSET VALUE                   7
 INVESTING IN CLASS F SHARES       7
  Share Purchases                  7
  Minimum Investment Required      8
  What Shares Cost                 8
  Eliminating/Reducing the
   Sales Charge                    9
  Systematic Investment Program    10
  Exchange Privilege               10
  Certificates and Confirmations   11
  Dividends and Distributions      11
 REDEEMING CLASS F SHARES          11
  Through a Financial Institution  12
  Directly by Mail                 12
  Contingent Deferred Sales Charge 13
  Systematic Withdrawal Program    13
  Accounts with Low Balances       14


 TRUST INFORMATION                 14
  Management of the Trust          14
  Distribution of Class F Shares   15
  Administration of the Fund       16
 SHAREHOLDER INFORMATION           17
  Voting Rights                    17
 TAX INFORMATION                   17
  Federal Income Tax               17
  New York Taxes                   18
  State and Local Taxes            18
 PERFORMANCE INFORMATION           19
 FINANCIAL STATEMENTS              20
 INDEPENDENT AUDITORS' REPORT      30
 ADDRESSES                         31

SUMMARY OF FUND EXPENSES

                 CLASS F SHARES (FORMERLY, FORTRESS SHARES)
                      SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases (as a percentage of                     1.00%
 offering price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage             None
 of offering price)
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(1)                                  1.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)                None
 Exchange Fee                                                                      None
                          ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(2)                                                  0.00%
 12b-1 Fee (after waiver)(3)                                                       0.02%
 Total Other Expenses (after expense reimbursement)                                0.88%
  Shareholder Services Fee (after waiver)(4)                              0.23%
   Total Operating Expenses(5)                                                     0.90%




(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The 12b-1 provider can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.50%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses in the table above are based on expenses expected during the fiscal year ending August 31, 1997. The total operating expenses were 0.60% for the fiscal year ended August 31, 1996 and would have been 2.53% absent the voluntary waivers of the management fee, the 12b-1 fee and the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class F Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.


 EXAMPLE                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 You would pay the following expenses on a $1,000
 investment assuming (1) 5% annual return;
 (2) redemption at the end of each time
 period; and
 (3) payment of the maximum sales charge                  $29      $50       $59       $120
 You would pay the following expenses on the same
 investment, assuming no redemption                       $19      $38       $59       $120




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.


                                                                   YEAR ENDED AUGUST 31,
                                                           1996      1995        1994     1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                     $10.13   $10.10     $10.92     $10.04
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                   0.58     0.57       0.57       0.44
  Net realized and unrealized gain (loss) on investments  0.04     0.03       (0.82)     0.88
  Total from investment operations                        0.62     0.60       (0.25)     1.32
 LESS DISTRIBUTIONS
  Distributions from net investment income                (0.58)   (0.57)     (0.57)     (0.44)
 NET ASSET VALUE, END OF PERIOD                           $10.17   $10.13     $10.10     $10.92
 TOTAL RETURN(B)                                          6.18%    6.41%      (2.31%)    13.38%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.60%    0.59%      0.39%      0.25%*
  Net investment income                                   5.62%    5.94%      5.49%      5.53%*
  Expense waiver/reimbursement(c)                         1.93%    1.74%      2.07%      1.91%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                 $21,932     $21,600  $23,152    $14,495
  Portfolio turnover                                      11%         55%      37%        0%




* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has established one class of shares, known as Class F Shares ("Shares").



Shares of the Fund are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in New York municipal securities. A minimum initial investment of $1,500 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-New York taxpayers or retirement plans since New York municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

Except as otherwise noted in this prospectus, Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares, other than Shares purchased through reinvestment of dividends, which are redeemed within four years of their purchase dates. Fund assets may be used in connection with the distribution of Shares.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of New York and New York municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than New York.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in securities which are exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of New York, its political subdivisions, or agencies. Unless indicated otherwise, investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include:


* obligations issued by or on behalf of the state of New York, its political subdivisions, or agencies;

* debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of New York and New York municipalities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS. The New York municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A, or Baa by Moody's Investors Service Inc., ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch") Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. If a bond is rated below investment grade according to the characteristics set forth here after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider appropriate action. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in New York municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees of the Trust will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the New York municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED SECURITIES. The Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. Under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. This policy cannot change without shareholder approval. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-New York municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of New York or New York municipalities.

NEW YORK MUNICIPAL SECURITIES

New York municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS



Yields on New York municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state or city of New York could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in New York municipal securities which meet the Fund's quality standards may not be possible if the state and city of New York do not maintain their current credit ratings.

A further discussion of the risks of a portfolio which invests largely in New York municipal securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding.

INVESTING IN CLASS F SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased through an investment dealer who has a sales agreement with the distributor, Federated Securities Corp. or directly from the distributor, Federated Securities Corp., either by mail or by wire, once an account has been established. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Supplemental Payments to Financial Institutions").

DIRECTLY BY MAIL. To purchase Shares by mail directly from Federated Securities Corp. once an account has been established:

* complete and sign the new account form available from the Fund;

* enclose a check made payable to New York Municipal Income Fund--Fortress Shares; and

* send both to the Fund's transfer agent, Federated Services, P.O. Box 8600, Boston, MA 02266-8600.

Purchases by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check.

DIRECTLY BY WIRE. To purchase Shares directly from Federated Securities


Corp. by Federal Reserve Wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: Federated New York Municipal Income Fund -- Class F Shares; (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). Further, there is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, or by sales representatives, Trustees, and employees of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary. This prospectus should, therefore, be read together with any agreement between customer and institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Under certain circumstances, described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.

DEALER CONCESSION. For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING/REDUCING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Shares through:

* quantity discounts and accumulated purchases;

* signing a 13-month letter of intent;

* using the reinvestment privilege; or

* concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and he purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase. The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having a current value at public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by their financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.



This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13 month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

This letter of intent will not obligate the shareholder to purchase Shares. This letter may be dated as of a prior date to include any purchases made within the past 90 days purchases within the prior 90 days may be used to fulfill the requirements of the letter of intent; however, the sales charge on prior purchases will not be adjusted to reflect a lower sales charge.

REINVESTMENT PRIVILEGE. If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated. (Not all Federated Funds currently offer Class F Shares. Contact your financial institution regarding the availability of other Federated Class F Shares.)

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Shareholder Services Company, plus the 1% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.

EXCHANGE PRIVILEGE

Class F shareholders may exchange all or some of their Shares for shares of New York Municipal Cash Trust or Class F Shares of other Federated Funds. Exchanges are made at net asset value without being assessed a contingent deferred sales charge. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Class F Shares received through an exchange will include the period for which your original Class F Shares were held.


Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege.

Before a financial institution may request exchange by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept exchange by telephone must first be completed. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold.

Before making an exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

An exercise of the exchange privilege is treated as sale for federal income tax purposes. Depending on the circumstances, a capital gain or loss may be realized.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for more information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge. Instructions for exchanging Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested on payment dates in additional Shares at net asset value without a sales charge, unless shareholders request cash payments on the application or by writing to Federated Shareholder Services Company.

Shares purchased through a financial institution, for which payment by wire is received by State Street Bank on the business day following the order, begin to earn dividends on the day the wire payment is received. Otherwise, Shares purchased by wire begin to earn dividends on the business day after wire payment is received by State Street Bank. Shares purchased by mail, or through a financial institution, if the financial institution's payment is by check, begin to earn dividends on the second business day after the check is received by Federated Shareholder Services Company.

Shares earn dividends through the business day that proper written redemption instructions are received by Federated Shareholder Services
Company.

REDEEMING CLASS F SHARES

The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.

THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must first be completed. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Directly By Mail," should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

DIRECTLY BY MAIL

Shareholders may also redeem Shares by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Shares will be redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the transfer agent receives the redemption request. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Shares from their Fund accounts within certain time periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:


                                                   CONTINGENT DEFERRED
 AMOUNT OF PURCHASE              SHARES HELD          SALES CHARGE
 Up to $1,999,999               4 years or less        1.00%
 $2,000,000 to $4,999,999       2 years or less        0.50%
 $5,000,000 or more             1 year or less         0.25%




In instances in which Shares have been acquired in exchange for Class F Shares in other Federated Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii) the time period during which the shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains, (2) purchases of Shares occurring prior to the number of years necessary to satisfy the applicable holding period, and (3) purchases of Shares occurring within the current holding period. For accounts with Shares subject to multiple Share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.

The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account, after the beneficial owner attains age 591U2; or (iii) from the death or permanent and total disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for shares in New York Municipal Cash Trust or Shares in other Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department or investment adviser registered under the Investment Advisers Act of 1940, as amended, are not subject to the contingent deferred sales charge to the extent that no payment was advanced for purchases made by or through such entities.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.



Contingent deferred sales charges are charged for Shares redeemed through this program within four years of their purchase dates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Board of Trustees are responsible for managing the business affairs of Municipal Securities Income Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can modify or terminate this voluntary waiver of expenses at any time at its sole discretion. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

J. Scott Albrecht has been the Fund's portfolio manager since March 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since October 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Jonathan C. Conley has been the Fund's portfolio manager since its inception. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's investment adviser since 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in


Finance from the University of Virginia.

DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.50% of the average daily net asset value of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:


     MAXIMUM                      AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                DAILY NET ASSETS
      0.150%                 on the first $250 million
      0.125%                  on the next $250 million
      0.100%                  on the next $250 million
      0.075%            on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shares of that fund are entitled to vote. As of October 7, 1996, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned 46.57% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.



TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

NEW YORK TAXES

Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code, and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.



STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring changes, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996


   PRINCIPAL                                                                CREDIT
    AMOUNT                                                                  RATING*         VALUE
 LONG-TERM MUNICIPALS--94.7%
              NEW YORK--90.7%
 $    305,000 Nassau County, NY IDA, Civic Facility Revenue
              Bonds, 6.85% (Hofstra University), 1/1/2012                      A       $    329,729
      330,000 Nassau County, NY IDA, Civic Facility Revenue
              Bonds, 6.85% (Hofstra University), 1/1/2013                      A            355,423
      350,000 New York City Municipal Water Finance
              Authority, Water & Sewer System Revenue Bonds
              (Series B), 6.375% (Original Issue Yield: 6.57%),
              6/15/2022                                                       A-            360,115
    1,000,000 New York City, NY IDA, (Series 1995) Civic Facility
              Revenue Bonds, 6.30% (College of New Rochelle)/
              (Original Issue Yield: 6.45%), 9/1/2015                         NR            973,570
      500,000 New York City, NY IDA, Civic Facility Revenue
              Bonds, 7.00% (Mt. St. Vincent College, NY),
              5/1/2008                                                        NR            515,325
    1,000,000 New York City, NY IDA, Special Facilities Revenue
              Bonds, 6.125% (Terminal One Group Association)/
              (Original Issue Yield: 6.50%), 1/1/2024                          A            968,990
      750,000 New York City, NY IDA, Special Facilities Revenue
              Bonds, 6.90% (American Airlines), 8/1/2024                      BB+           785,865
    2,000,000 New York City, NY UT GO Bonds (Series B), 7.25%
              (Original Issue Yield: 7.55%), 8/15/2019                       BBB+         2,160,220
      900,000 New York State Dormitory Authority, Revenue


              Bonds (Series A), 6.50% (University of Rochester,
              NY)/(Original Issue Yield: 6.582%), 7/1/2019                    A+            948,357
      500,000 New York State Dormitory Authority, Revenue
              Bonds, 6.25% (Nyack Hospital)/(Original Issue
              Yield: 6.50%), 7/1/2013                                         NR            490,420





FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)


PRINCIPAL                                                                CREDIT
    AMOUNT                                                                  RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
              NEW YORK--CONTINUED
 $  1,000,000 New York State Environmental Facilities Corp.,
              Solid Waste Disposal Revenue Bonds, 6.10%
              (Occidental Petroleum Corp.)/(Original Issue
              Yield: 6.214%), 11/1/2030                                       BBB      $    952,750
      900,000 New York State Environmental Facilities Corp.,
              Water Facilities Revenue Refunding Bonds
              (Series A), 6.30% (Spring Valley Water Co., NY)/
              (AMBAC INS), 8/1/2024                                           AAA           922,275
    1,000,000 New York State HFA, (Series 1995A) Service
              Contract Obligation Revenue Bonds, 6.375%
              (Original Issue Yield: 6.45%), 9/15/2015                        BBB         1,010,220
    1,000,000 New York State Medical Care Facilities Finance
              Agency, FHA-Mortgage Revenue Bonds (Series A),
              (Lockport Memorial Hospital, NY)/(FHA GTD),
              2/15/2035                                                       AA          1,031,730
    1,000,000 New York State Medical Care Facilities Finance
              Agency, Revenue Bonds (Series B), 6.60% (FHA
              GTD)/(Original Issue Yield: 6.625%), 8/15/2034                  AA          1,039,520
    1,200,000 New York State Mortgage Agency, Homeowner
              Mortgage Revenue Bonds (Series 46), 6.65%,
              10/1/2025                                                       NR          1,234,800
    3,850,000 New York State Mortgage Agency, Revenue Bonds


              (Series 40A), 6.70%, 4/1/2025                                   NR          3,966,116
    1,000,000 New York State Thruway Authority, Local
              Highway and Bridge Service Contract Revenue
              Bonds, Series 1995, 6.25% (Original Issue Yield:
              6.435%), 4/1/2014                                               BBB           999,400
      300,000 Port Authority of New York and New Jersey,
              Revenue Bonds (Series 76), 6.50% (Original Issue
              Yield: 6.782%), 11/1/2026                                       AA-           311,397





FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)


PRINCIPAL                                                                CREDIT
    AMOUNT                                                                  RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
              NEW YORK--CONTINUED
 $    500,000 Port Authority of New York and New Jersey,
              Revenue Bonds (Series 96), 6.60% (FGIC INS)/
              (Original Issue Yield: 6.65%), 10/1/2023                        AAA      $    532,475
               Total                                                                     19,888,697
              PUERTO RICO--4.0%
      850,000 Puerto Rico Electric Power Authority, Revenue
              Bonds (Series T), 6.375% (Original Issue Yield:
              6.58%), 7/1/2024                                               BBB+           885,836
               TOTAL LONG-TERM MUNICIPALS
               (IDENTIFIED COST $20,022,985)                                             20,774,533
 SHORT-TERM MUNICIPALS--3.2%
      700,000 Puerto Rico Government Development Bank
              Weekly VRDNs (Credit Suisse, Zurich LOC)                        AA+           700,000
               TOTAL SHORT-TERM MUNICIPALS
               (AT AMORTIZED AND IDENTIFIED COST)                                           700,000
               TOTAL INVESTMENTS ($20,722,985)(A)                                      $ 21,474,533




Securities that are subject to alternative minimum tax represents 39.3% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $20,722,985. The net unrealized appreciation of investments on a federal tax cost basis amounts to $751,548, and is comprised of $792,683 appreciation and $41,135 depreciation at August 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($21,931,665) at August 31, 1996.

The following acronym(s) are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
GO -- General Obligation
GTD -- Guaranty
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
INS -- Insured
LOC -- Letter of Credit
UT -- Unlimited Tax


VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1996


 ASSETS:
 Total investments in securities, at value (identified and tax cost
 $20,722,985)                                                                          $ 21,474,533

 Cash                                                                                       106,598
 Income receivable                                                                          357,066
 Receivable for shares sold                                                                  62,404
 Deferred expenses                                                                            2,221
    Total assets                                                                         22,002,822
 LIABILITIES:
 Payable for shares redeemed                                               $     35
 Income distribution payable                                                 51,725
 Accrued expenses                                                            19,397
    Total liabilities                                                                        71,157
 NET ASSETS for 2,155,908 shares outstanding                                           $ 21,931,665
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 22,880,605
 Net unrealized appreciation of investments                                                 751,548
 Accumulated net realized loss on investments                                           (1,700,488)
    Total Net Assets                                                                   $ 21,931,665
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($21,931,665 / 2,155,908 shares outstanding)                      $10.17
 Offering Price Per Share (100/99.00 of $10.17)*                                             $10.27
 Redemption Proceeds Per Share (99.00/100 of $10.17)**                                       $10.07

* See "What Shares Cost."
** See "Contingent Deferred Sales Charge."



(See Notes which are an integral part of the Financial Statements)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1996


 INVESTMENT INCOME:
 Interest                                                                               $ 1,351,917
 EXPENSES:
 Investment advisory fee                                                   $ 86,941
 Administrative personnel and services fee                                  125,000
 Custodian fees                                                              17,311
 Transfer and dividend disbursing agent fees and expenses                    26,350
 Directors'/Trustees' fees                                                    2,594
 Auditing fees                                                               13,440
 Legal fees                                                                   3,552
 Portfolio accounting fees                                                   48,774
 Distribution services fee                                                  108,676
 Shareholder services fee                                                    54,338
 Share registration costs                                                    16,626
 Printing and postage                                                        25,950
 Insurance premiums                                                           3,646
 Miscellaneous                                                               16,460
      Total expenses                                                        549,658
 Waivers and reimbursements --


      Waiver of investment advisory fee                       $(86,941)
      Waiver of distribution services fee                     (104,329)
      Waiver of shareholder services fee                        (4,347)
      Reimbursement of other operating expenses by Adviser    (222,673)
            Total waivers and reimbursements                               (418,290)
                     Net expenses                                                           131,368
                       Net investment income                                              1,220,549
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            56,947
 Net change in unrealized appreciation of investments                                        69,892
      Net realized and unrealized gain on investments                                       126,839
            Change in net assets resulting from operations                             $  1,347,388




(See Notes which are an integral part of the Financial Statements)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
STATEMENT OF CHANGES IN NET ASSETS


                                                                           YEAR ENDED AUGUST 31,
                                                                          1996              1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                               $  1,220,549      $   1,296,245
 Net realized gain (loss) on investments
 ($983,796 and $716,692 net losses, respectively, as computed
 for federal tax purposes)                                                 56,947         (1,275,390)
 Net change in unrealized appreciation                                     69,892          1,320,408
   Change in net assets resulting from operations                       1,347,388          1,341,263
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                              (1,220,549)        (1,296,245)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                           3,274,016          4,339,252
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                   522,759            335,077
 Cost of shares redeemed                                               (3,592,219)        (6,271,295)
   Change in net assets resulting from share transactions                 204,556         (1,596,966)
    Change in net assets                                                  331,395         (1,551,948)
 NET ASSETS:
 Beginning of period                                                   21,600,270         23,152,218
 End of period                                                      $  21,931,665      $  21,600,270





(See Notes which are an integral part of the Financial Statements)


FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

The Board of Trustees approved a change in the name of the Fund as follows:


EFFECTIVE DATE                  NEW NAME
March 31, 1996           Federated New York Municipal Income Fund




The Board of Trustees approved a change in the name of the Fortress Shares as follows:


EFFECTIVE            DATE NEW NAME
March 31, 1996       Class F Shares





2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

FEDERATED NEW YORK MUNICIPAL INCOME FUND


(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)

   At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $ 1,700,488 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


    EXPIRATION YEAR    EXPIRATION AMOUNT
        2003              $716,692
        2004              $983,796




   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Class F Shares were as follows:


                                                                                      YEAR ENDED
                                                                                      AUGUST 31,
                                                                                  1996        1995
 Shares sold                                                                    319,948      446,112
 Shares issued to shareholders in payment of distributions declared              50,930       34,269
 Shares redeemed                                                               (348,051)    (639,821)
  Net change resulting from Class F Share transactions                           22,827     (159,440)





FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. FServ may voluntarily choose to waive a portion of its fee.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund's Class F Shares to finance activities intended to result in the sale of the Fund's Class F Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund's Class F Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Fund's Class F Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $79,004 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five year period following the Fund's effective date. For the year ended August 31, 1996, the Fund paid $15,800 pursuant to this agreement.


FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)

   INTERFUND TRANSACTIONS -- During the period ended August 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,900,000 and $3,400,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

PURCHASES     $ 1,779,339
SALES         $ 3,174,835

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1996, 19.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.6% of total investments.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of MUNICIPAL SECURITIES INCOME TRUST and Shareholders of FEDERATED NEW YORK MUNICIPAL INCOME FUND
(formerly, NEW YORK MUNICIPAL INCOME FUND):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated New York Municipal Income Fund as of August 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated New York Municipal Income Fund as of August 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 11, 1996

ADDRESSES

Federated New York Municipal Income Fund
        Class F Shares                   Federated Investors Tower
                                         Pittsburgh, Pennsylvania 15222-3779

Distributor
        Federated Securities Corp.       Federated Investors Tower
                                         Pittsburgh, Pennsylvania 15222-3779



Investment Adviser
        Federated Advisers               Federated Investors Tower
                                         Pittsburgh, Pennsylvania 15222-3779

Custodian
        State Street Bank and            P.O. Box 8600
        Trust Company                    Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
        Federated Shareholder            P.O. Box 8600
        Services Company                 Boston, Massachusetts 02266-8600

Independent Auditors
        Deloitte & Touche LLP            2500 One PPG Place
                                         Pittsburgh, Pennsylvania 15222-5401

FEDERATED NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
(A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
CLASS F SHARES
(FORMERLY, FORTRESS SHARES)

PROSPECTUS

A Non-Diversified Portfolio of
Municipal Securities Income Trust,
An Open-End, Management
Investment Company



October 31, 1996

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


Cusip 625922208
2092919A-FS (10/96)







                   FEDERATED NEW YORK MUNICIPAL INCOME FUND
                  (FORMERLY, NEW YORK MUNICIPAL INCOME FUND)
              (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                                CLASS F SHARES
                         (FORMERLY, FORTRESS SHARES)


                     STATEMENT OF ADDITIONAL INFORMATION
    This Statement of Additional Information should be read with the prospectus of Federated New York Municipal Income Fund (the `Fund''), a portfolio of Municipal Securities Income Trust (the `Trust'') dated October 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400. FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated October 31, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 625922208
2092919B (10/96)



GENERAL INFORMATION ABOUT THE FUND                          133

INVESTMENT OBJECTIVE AND POLICIES                           133

 Acceptable Investments                                     133
 When-Issued and Delayed Delivery Transactions              136
 Temporary Investments                                      136
 Portfolio Turnover                                         138
 Investment Limitations                                     138
 New York Investment Risks                                  141
MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT                143

 Fund Ownership                                             151
 Trustees Compensation                                      152
 Trustee Liability                                          154
INVESTMENT ADVISORY SERVICES                                154

 Adviser to the Fund                                        154
 Advisory Fees                                              154

OTHER SERVICES                                              155

 Fund Administration                                        155
 Custodian and Portfolio Accountant                         156
 Transfer Agent                                             156
 Independent Auditors                                       156

BROKERAGE TRANSACTIONS                                      156


PURCHASING CLASS F SHARES                                   158



 Distribution Plan and Shareholder Services Agreement       158
 Conversion to Federal Funds                                159
 Purchases by Sales Representatives, Fund Trustees, and
  Employees                                                 159
DETERMINING NET ASSET VALUE                                 160

 Valuing Municipal Bonds                                    160
 Use of Amortized Cost                                      160

REDEEMING CLASS F SHARES                                    160

 Redemption in Kind                                         161
 Massachusetts Partnership Law                              161

TAX STATUS                                                  162

 The Fund's Tax Status                                      162
TOTAL RETURN                                                163

YIELD                                                       164

TAX-EQUIVALENT YIELD                                        164

 Tax-Equivalency Table                                      165
PERFORMANCE COMPARISONS                                     167


 Economic and Market Information                            168

ABOUT FEDERATED INVESTORS                                   169

 Mutual Fund Market                                         170



 Institutional Clients                                      170

 Trust Organizations                                        170
 Broker/Dealers and Bank Broker/Dealer Subsidiaries         170
APPENDIX                                                    171


GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio of Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On September 16, 1992 (effective date October 31,
1992), the Board of Trustees (the `Trustees'') approved changing the name of the Trust from Federated Municipal Income Trust to Municipal Securities Income Trust. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from New York Municipal Income Fund to Federated New York Municipal Income Fund and also approved changing the name of the Fund's presently offered shares from Fortress Shares to Class F Shares (`Shares'').

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. The investment objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in New York municipal securities.
  CHARACTERISTICS
     The New York municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch's change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the


     Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of New York municipal securities include:
     ogovernmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;
     omunicipal notes and tax-exempt commercial paper;
     oserial bonds;
     otax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
     obond anticipation notes sold in anticipation of the issuance of long-term bonds;
     opre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations;
      and
     ogeneral obligation bonds.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations. Many municipal securities with variable-interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
     In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
     owhether the lease can be terminated by the lessee;
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;


     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an ``event of non-appropriation''); and
     oany credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
From time to time, such as when suitable New York municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in New York municipal bonds and thereby reduce the Fund's yield.
  REVERSE REPURCHASE AGREEMENTS
     The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
     When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1996 and 1995, the Fund's portfolio turnover rates were 11% and 55%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate including limited partnership interests although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE FUND
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.


  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

NEW YORK INVESTMENT RISKS
The Fund invests in obligations of New York issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the state's financial status. This information is based on official statements relating to securities that have been offered by New York issuers and from other sources believed to be accurate but should not be relied upon as a complete description of all relevant information.

The State of New York has begun to see economic improvement after several difficult years. At 9% annually, job growth in 1996 is projected to exceed the 1995 growth rate , but remains below the rest of the country. Future economic growth will be hampered by corporate downsizing and continued defense cut backs. The State's economy remains highly developed with a large emphasis in service, trade, financial services, and real estate. In addition, per capita income remains high and continues to grow at a relatively strong pace.
Year-end fiscal 1996 budget basis results indicate that the State ended the year with a $445 million surplus. This is the result of better than anticipated revenue performance and lower than anticipated social service spending, mostly Medicaid and public assistance. However, the fiscal 1997 State budget was a record 104 days late and fails to contain significant out-year gaps and reliance on one-shots. Chronic structural imbalance reflects the State's weak credit position and indicates that the State will continue to experience contentious debate over program eliminations and spending reductions.

The importance of New York City to the State's economy is also an important consideration since it represents a significant portion of the overall economy of the State. The City has struggled to maintain fiscal stability and has performed adequately in contrast to the difficult economic conditions in the New York/New Jersey metropolitan area. Any major changes to the financial condition of the City would ultimately have an effect on the State.
The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.


MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions with Federated California Municipal Income Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918


Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee


Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue


Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower


Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, `The Funds'' and ``Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities


Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



FUND OWNERSHIP
Officers and Trustees own less than 1% of the outstanding Shares.

As of October 7, 1996, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: North Fork Bank & Trust Co., Mattituck, New York, owned approximately 125,341 Shares (5.75%); and


Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 1,014,901 Shares (46.57%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#           FROM FUND COMPLEX +


John F. Donahue     $ -0-               $ -0- for the Trust and
Trustee and Chairman                    54 other investment companies in
the Fund Complex
Thomas G. Bigley++  $1,243.22      $86,331 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John T. Conroy      $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
William J. Copeland $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
J. Christopher Donahue   $ -0-               $ -0- for the Trust and
Trustee and Exec. Vice Pres.                      16 other investment
companies in the Fund Complex
James E. Dowd       $1,363.10           $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $1,243.22      $104,898 for the Trust and


Trustee                            54other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $1,363.10      $115,760 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Peter E. Madden     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Gregor F. Meyer     $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
John E. Murray, Jr. $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Wesley W. Posvar    $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex
Marjorie P. Smuts   $1,243.22           $104,898 for the Trust and
Trustee                            54other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of five portfolios.
+The information is provided for the last calendar year.
++Mr Bigley served on 39 investment companies in the Federated funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated funds.





TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1996, 1995 and 1994, the Adviser earned advisory fees of $86,941, $87,317 and $84,319, respectively, all of which were voluntarily waived.



  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1.5% per year of the remaining average net assets, the Adviser will reimburse the Trust for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated


Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1996, 1995 and 1994, the Administrators collectively earned $125,000, $125,000 and $177,907, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, Boston, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
PURCHASING CLASS F SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under `Investing in Class F Shares.''

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.


Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1996, 1995 and 1994, payments in the amount of $108,676, $109,146 and $105,399, respectively, were made pursuant to the Distribution Plan, of which $104,329, $104,780 and $61,717, respectively, were waived. In addition, for the fiscal year ended August 31, 1996, the Fund paid shareholder service fees in the amount of $54,338, of which $4,347 were waived.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES
Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for Shares are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING CLASS F SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures and contingent deferred sales charges are explained in the prospectus under `Redeeming Class F Shares.''Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class's net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.


In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:


     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
TOTAL RETURN


The Fund's average annual total returns for the one-year period ended August 31, 1996, and for the period from December 2, 1992 (date of initial public investment) to August 31, 1996 were 4.11% and 5.72%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price per Share of redeemed Shares at the time of purchase or the offering price per Share of Shares redeemed. YIELD


The Fund's yield for the thirty-day period ended August 31, 1996 was 5.55%.

The yield for the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD


The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1996 was 7.71%.

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a tax rate of 28% and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax,* and the income taxes imposed by the State of New York. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996
                             STATE OF NEW YORK

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL
    AND STATE 22.125% 35.125%   38.125%     43.125%    46.725%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750




TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.93%    2.31%     2.42%      2.64%       2.82%
     2.00%     2.57%    3.08%     3.23%      3.52%       3.75%
     2.50%     3.21%    3.85%     4.04%      4.40%       4.69%
     3.00%     3.85%    4.62%     4.85%      5.27%       5.63%
     3.50%     4.49%    5.39%     5.66%      6.15%       6.57%
     4.00%     5.14%    6.17%     6.46%      7.03%       7.51%
     4.50%     5.78%    6.94%     7.27%      7.91%       8.45%
     5.00%     6.42%    7.71%     8.08%      8.79%       9.39%
     5.50%     7.06%    8.48%     8.89%      9.67%      10.32%
     6.00%     7.70%    9.25%     9.70%     10.55%      11.26%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.





PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the `New York Municipal
     Bond Funds''category in advertising and sales literature.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.About Federated Investors

ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the municipal sector, as of December 31, 1995, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 20 money market funds with approximately $7.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management.


Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated mutual funds are available to consumers through major brokerage firms nationwide -- including 200 New York Stock Exchange firms -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.













*source:  Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP (`S&P'') MUNICIPAL BOND RATINGS
AAA--Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


A--Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from `AA'' to ``CCC'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., (`MOODY'S'') MUNICIPAL BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. (`FITCH'') LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `AAA'' category. STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC., SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS DEFINITIONS A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.''
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.







PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
      (a) Financial Statements: Filed in Part A.
      (b) Exhibits:
          (1)  (i)  Paper Copy of Declaration of Trust of the Registrant
                    (1);
               (ii) Paper Copy of Amendment No. 1 (dated August 26, 1991)
                    to Declaration of Trust (5);
              (iii) Conformed Copy of Amendment No. 2 (dated August 6,
                    1990) to the Declaration of Trust (6);
               (iv) Conformed Copy of Amendment No. 3 (dated August 31,
                    1992) to the Declaration of Trust (8);
                (v) Conformed Copy of Amendment No. 4 (dated September 17,
                    1992) to the Declaration of Trust (8);
               (vi) Conformed Copy of Amendment No. 5 (dated February 4,
                    1993) to the Declaration of Trust (10);


              (vii) Conformed Copy of Amendment No. 6 (dated May 24, 1993)
                    to the Declaration of Trust; (13)
          (2)  Copy of By-Laws of the Registrant (1);
          (3)  Not applicable;
          (4)  Copy of Specimen Certificate for Shares of Beneficial
               Interest for:
                (i) Federated Pennsylvania Municipal Income Fund-Class A
                    Shares;+
               (ii) Federated Ohio Municipal Income Fund-Class F Shares;+
              (iii) Federated California Municipal Income Fund-Class F
                    Shares;+
               (iv) Federated New York Municipal Income Fund-Class F
                    Shares;+
                (v) Federated Michigan Intermediate Municipal Trust;+

+    All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on October 28, 1991. (File Nos. 33-36729 and 811-6165)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on January 24, 1992. (File Nos. 33-36729 and 811-6165)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)


10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on March 24, 1993. (File Nos. 33-36729 and 811-6165)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on July 2, 1993, (File Nos. 33-36729 and 811-6165)


          (5)  Copy of new Investment Advisory Contract of the
               Registrant (8);
                (i) Copy of Amendment to Investment Advisory Contract (12)
               (ii) Conformed Copies of Amendments to Investment Advisory
                    Contract (14);
              (iii) Conformed Copies of Amendments to Investment Advisory
                    Contract (14);
          (6)  Copy of Distributor's Contract of the Registrant (8);
                (i) Copy of Amendment to Distributor's Contract (12);
               (ii) Conformed copy of Amendment to Distributor's Contract
                    (14);
              (iii) The Registrant incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).
          (7)  Not applicable;
          (8)  Conformed Copy of Custodian Contract of the
               Registrant (18);


          (9) (i) Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement;+
              (ii)  Conformed Copy of Shareholder
                    Services Agreement(17);
             (iii) With regard to Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).
              (iv) The response and exhibits described in Item 24(b)(6)(iii) are hereby incorporated by reference;

+    All exhibits are filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)


17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 30, 1994. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)



         (10) Conformed Copy of Opinion and Consent of Counsel as to the legality of shares being registered (1);
         (11)  Conformed Copy of Consent of Independent Auditors;+
         (12)  Not applicable;
         (13)  Conformed Copy of Initial Capital Understanding (1);
         (14)  Not applicable;
         (15)   (i) Copy of Distribution Plan (12);
               (ii) Copy of 12b-1 Agreement (8);
             (iii) The response and exhibits described in Item 24(b)(6)(iii) are hereby incorporated by reference;
         (16) Copy of Schedule for Computation of Fund Performance Data for:
                (i) Ohio Municipal Income Fund (18);
               (ii) Pennsylvania Municipal Income Fund (18);
              (iii) California Municipal Income Fund (11);
               (iv) New York Municipal Income Fund (11);
                (v) Michigan Municipal Income Fund (11);
         (17)  Copy of Financial Data Schedules;+
         (18)  Not applicable.
         (19)  Conformed Copy of Power of Attorney;+



Item 25.  Persons Controlled by or Under Common Control with Registrant

          None


+    All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on April 28, 1993. (File Nos. 33-36729 and 811-6165)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)



Item 26.  Number of Holders of Securities:

                                        Number of Record Holders


          Title of Class                 as of October 7, 1996
          Shares of
          beneficial interest

          Federated California Municipal Income Fund   309
          Federated Michigan Municipal Income Trust292
          Federated New York Municipal Income Fund346
          Federated Ohio Municipal Income Fund 1,592
          Federated Pennsylvania Municipal Income Fund 1,927

Item 27.  Indemnification: (1)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled `Municipal Securities Income Trust Information - Management of Municipal Securities Income Trust''in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under `Municipal Securities Income Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware, 19947.

          The remaining Officers of the investment adviser are: William P. Dawson, III, Henry A Franzen, J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J


          Collins, Jonathan C Conley, Mark Durbiano, J. Alan Minteer and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph
          M. Balestrino, Randall S. Bauer, David F. Belton, David A. Briggs Kenneth J. Cody, Deborah A. Cunningham, Alexandre de Bethmann, Michael P. Donnelly, Linda A. Duessel, Kathleen Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Christopher H. Wiles Jolanta M. Wysocka, Vice Presidents; Thomas
          R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)



Item 29.     Principal Underwriters:


       (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence


             One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


       (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779


Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

   (c)  Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                      Federated Investors Tower


                                Pittsburgh, PA  15222-3779

Federated Shareholder Services Company  P.O. Box 8600
(`Transfer Agent and Dividend   Boston, MA 02266-8600
Disbursing Agent')

Federated Services Company      Federated Investors Tower
(`Administrator'')              Pittsburgh, PA  15222-3779

Federated Advisers              Federated Investors Tower
(`Adviser'')                    Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
(`Custodian'')                  Boston, MA 02266-8600



Item 31.  Management Services:

          Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of October, 1996.

                     MUNICIPAL SECURITIES INCOME TRUST

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               October 23, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE



By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      October 23, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Richard B. Fisher*          President

J. Christopher Donahue*     Executive Vice President
                            and Trustee

John W. McGonigle *         Treasurer and Executive
                            Vice President
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee


Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney